Vanguard® Intermediate-Term Investment-Grade Fund
Schedule of Investments (unaudited)
As of October 31, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (7.8%)
U.S. Government Securities (7.8%)
	United States Treasury Note/Bond	3.875%	11/30/29	71,227	67,321
	United States Treasury Note/Bond	3.875%	12/31/29	55,000	51,940
	United States Treasury Note/Bond	3.500%	1/31/30	325,492	300,673
	United States Treasury Note/Bond	4.000%	2/28/30	60,000	56,981
	United States Treasury Note/Bond	3.625%	3/31/30	75,738	70,342
	United States Treasury Note/Bond	3.500%	4/30/30	265,635	244,758
	United States Treasury Note/Bond	3.750%	5/31/30	349,358	326,377
[1,2]	United States Treasury Note/Bond	3.750%	6/30/30	231,530	216,191
	United States Treasury Note/Bond	4.000%	7/31/30	230,490	218,317
[2]	United States Treasury Note/Bond	4.125%	8/31/30	200,000	190,750
	United States Treasury Note/Bond	4.625%	9/30/30	75,000	73,723
	United States Treasury Note/Bond	1.625%	5/15/31	165,124	131,480
[1,3]	United States Treasury Note/Bond	1.250%	8/15/31	350,000	268,023
	United States Treasury Note/Bond	1.375%	11/15/31	100,000	76,750
Total U.S. Government and Agency Obligations (Cost $2,515,981)					2,293,626
Asset-Backed/Commercial Mortgage-Backed Securities (0.4%)
[4]	Banc of America Commercial Mortgage Trust Class A4 Series 2017-BNK3	3.574%	2/15/50	1,540	1,415
[4,6]	Banc of America Commercial Mortgage Trust Class C Series 2015-UBS7	4.343%	9/15/48	360	266
[4]	BANK Class A4 Series 2019-BNK18	3.584%	5/15/62	4,000	3,262
[4]	BANK Class A5 Series 2022-BNK43	4.399%	8/15/55	7,200	6,266
[4,6]	BBCMS Mortagage Trust Class A5 Series 2022-C16	4.600%	6/15/55	3,830	3,398
[4]	BBCMS Mortgage Trust Class A4 Series 2020-C6	2.639%	2/15/53	2,285	1,855
[4]	BBCMS Mortgage Trust Class A5 Series 2022-C17	4.441%	9/15/55	4,250	3,718
[4,6,7]	BBCMS Mortgage Trust Series 2023-C22	6.804%	11/15/56	2,600	2,693
[4]	BBCMS Trust Class A5 Series 2021-C10	2.492%	7/15/54	4,250	3,301
[4]	Benchmark Mortgage Trust Class A4 Series 2018-B8	3.963%	1/15/52	1,200	1,089
[4]	Benchmark Mortgage Trust Class A5 Series 2019-B15	2.928%	12/15/72	4,000	3,194
[4]	Benchmark Mortgage Trust Class A5 Series 2020-B16	2.732%	2/15/53	3,660	2,988
[4,6]	Benchmark Mortgage Trust Class A5 Series 2022-B36	4.470%	7/15/55	8,500	7,409
[4]	Cantor Commercial Real Estate Lending Class A4 Series 2019-CF3	3.006%	1/15/53	4,000	3,280
[4,6]	CD Mortgage Trust Class AM Series 2017-CD6	3.709%	11/13/50	1,340	1,156
[4,6]	CD Mortgage Trust Class AS Series 2016-CD1	3.684%	8/15/50	820	728

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4,6]	CD Mortgage Trust Class C Series 2016-CD1	3.631%	8/10/49	1,000	663
[4,6]	CD Mortgage Trust Class C Series 2018-CD7	4.843%	8/15/51	1,350	966
[4]	CFCRE Commercial Mortgage Trust Class A4 Series 2016-C4	3.283%	5/10/58	926	863
[4]	Citigroup Commercial Mortgage Trust Class A3 Series 2019-C7	2.860%	12/15/72	4,000	3,333
[4,6]	Citigroup Commercial Mortgage Trust Class A4 Series 2018-C5	4.228%	6/10/51	400	366
[4]	Citigroup Commercial Mortgage Trust Class B Series 2017-P8	4.192%	9/15/50	1,000	803
[4,6]	Citigroup Commercial Mortgage Trust Class C Series 2015-GC33	4.574%	9/10/58	900	668
[4,6]	Citigroup Commercial Mortgage Trust Class C Series 2017-P8	4.258%	9/15/50	1,000	699
[4,5]	COMM Mortgage Trust Class B Series 2013-CR6	3.397%	3/10/46	656	551
[4]	CSAIL Commercial Mortgage Trust Class A3 Series 2020-C19	2.561%	3/15/53	5,250	4,157
[4,6]	CSAIL Commercial Mortgage Trust Class C Series 2015-C3	4.352%	8/15/48	960	689
[4,6]	GS Mortgage Securities Trust Class A5 Series 2018-GS10	4.155%	7/10/51	1,065	958
[4]	GS Mortgage Securities Trust Class A5 Series 2020-GC45	2.911%	2/13/53	3,170	2,612
[4]	GS Mortgage Securities Trust Class AS Series 2014-GC20	4.258%	4/10/47	570	559
[4,6]	GS Mortgage Securities Trust Class C Series 2014-GC24	4.523%	9/10/47	4,615	3,513
[4,6]	GS Mortgage Securities Trust Class C Series 2015-GC34	4.637%	10/10/48	910	645
[4,5,6]	JP Morgan Chase Commercial Mortgage Securities Trust Class D Series 2010-C2	5.583%	11/15/43	247	221
[4]	JPMDB Commercial Mortgage Securities Trust Class A4 Series 2018-C8	4.211%	6/15/51	150	136
[4,6]	Morgan Stanley Bank of America Merrill Lynch Trust Class C Series 2013-C10	3.962%	7/15/46	1,830	1,224
[4,6]	Morgan Stanley Bank of America Merrill Lynch Trust Class C Series 2014-C15	4.826%	4/15/47	1,140	1,077
[4,5]	Morgan Stanley Capital I Trust Class A Series 2014-150E	3.912%	9/9/32	1,870	1,448
[4,6]	Morgan Stanley Capital I Trust Class A4 Series 2021-L6	2.444%	6/15/54	1,900	1,431
[4,5]	MSBAM Commercial Mortgage Securities Trust Class A2 Series 2012-CKSV	3.277%	10/15/30	3,435	2,692
	NXP BV / NXP Funding LLC / NXP USA Inc.	5.000%	1/15/33	39,030	34,792
[4,5]	Palisades Center Trust Class A Series 2016-PLSD	2.713%	4/13/33	5,780	3,012
[4,5]	TMSQ Mortgage Trust Class A Series 2014-1500	3.680%	10/10/36	2,500	2,078
[4,5]	UBS-BAMLL Trust Class A Series 2012-WRM	3.663%	6/10/30	212	190
[4]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2018-C46	4.152%	8/15/51	1,115	1,008
[4]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2018-C47	4.442%	9/15/61	1,090	1,000
[4]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2019-C54	3.146%	12/15/52	2,390	1,990
[4]	Wells Fargo Commercial Mortgage Trust Class AS Series 2014-LC16	4.020%	8/15/50	700	679
[4]	Wells Fargo Commercial Mortgage Trust Class B Series 2014-LC16	4.322%	8/15/50	1,300	990

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Wells Fargo Commercial Mortgage Trust Class C Series 2014-LC16	4.458%	8/15/50	1,450	639
[4,6]	Wells Fargo Commercial Mortgage Trust Class C Series 2018-C43	4.514%	3/15/51	1,380	1,023
[4,5,6]	WFLD Mortgage Trust Class A Series 2014-MONT	3.755%	8/10/31	4,640	3,821
[4]	WFRBS Commercial Mortgage Trust Class AS Series 2014-C21	3.891%	8/15/47	700	667
[4,6]	WFRBS Commercial Mortgage Trust Class B Series 2013-C18	4.829%	12/15/46	1,085	1,018
[4]	WFRBS Commercial Mortgage Trust Class B Series 2014-C20	4.378%	5/15/47	2,410	1,824
[4,6]	WFRBS Commercial Mortgage Trust Class C Series 2014-C20	4.513%	5/15/47	1,410	694
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $159,789)					131,717
Corporate Bonds (88.1%)
Communications (7.4%)
	Activision Blizzard Inc.	1.350%	9/15/30	5,703	4,385
	AT&T Inc.	4.350%	3/1/29	32,776	30,169
	AT&T Inc.	4.300%	2/15/30	58,644	52,554
	AT&T Inc.	2.750%	6/1/31	37,000	29,099
	AT&T Inc.	2.250%	2/1/32	42,117	31,113
	AT&T Inc.	2.550%	12/1/33	9,970	7,155
	AT&T Inc.	5.400%	2/15/34	13,344	12,261
[8]	AT&T Inc.	4.300%	11/18/34	4,400	4,498
[8]	AT&T Inc.	3.150%	9/4/36	4,700	4,150
	Booking Holdings Inc.	4.625%	4/13/30	35,630	33,196
	British Telecommunications plc	5.125%	12/4/28	23,102	21,933
[5]	British Telecommunications plc	3.250%	11/8/29	30,000	25,523
	British Telecommunications plc	9.625%	12/15/30	5,000	5,763
[5]	Cable One Inc.	4.000%	11/15/30	503	375
[5]	CCO Holdings LLC / CCO Holdings Capital Corp.	6.375%	9/1/29	2,270	2,082
[5]	CCO Holdings LLC / CCO Holdings Capital Corp.	4.750%	3/1/30	5,885	4,856
	Charter Communications Operating LLC / Charter Communications Operating Capital	4.200%	3/15/28	36,533	33,271
	Charter Communications Operating LLC / Charter Communications Operating Capital	2.250%	1/15/29	38,980	31,579
	Charter Communications Operating LLC / Charter Communications Operating Capital	5.050%	3/30/29	34,184	31,631
	Charter Communications Operating LLC / Charter Communications Operating Capital	2.800%	4/1/31	14,025	10,763
	Charter Communications Operating LLC / Charter Communications Operating Capital	2.300%	2/1/32	12,000	8,578
[9]	CK Hutchison Group Telecom Finance SA	2.000%	10/17/27	3,450	3,587
[9]	CK Hutchison Group Telecom Finance SA	2.625%	10/17/34	7,295	5,782
	Comcast Corp.	4.150%	10/15/28	51,690	48,289
	Comcast Corp.	4.550%	1/15/29	23,330	22,148
	Comcast Corp.	2.650%	2/1/30	15,290	12,685
	Comcast Corp.	3.400%	4/1/30	65,765	56,912
	Comcast Corp.	4.250%	10/15/30	6,753	6,105
	Comcast Corp.	1.950%	1/15/31	32,500	24,902
	Comcast Corp.	1.500%	2/15/31	12,000	8,878
	Comcast Corp.	5.500%	11/15/32	45,760	44,061
	Comcast Corp.	2.937%	11/1/56	5,000	2,648
[5]	CSC Holdings LLC	6.500%	2/1/29	2,680	2,116
[5]	CSC Holdings LLC	5.750%	1/15/30	980	514

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	CSC Holdings LLC	4.625%	12/1/30	1,547	782
[5]	CSC Holdings LLC	3.375%	2/15/31	1,465	938
	Deutsche Telekom International Finance BV	8.750%	6/15/30	59,722	66,904
[5]	Directv Financing LLC / Directv Financing Co-Obligor Inc.	5.875%	8/15/27	4,469	3,913
	Discovery Communications LLC	3.950%	3/20/28	19,696	17,774
	Discovery Communications LLC	4.125%	5/15/29	35,025	30,843
	Discovery Communications LLC	3.625%	5/15/30	25,186	20,963
[5]	DISH DBS Corp.	5.250%	12/1/26	1,835	1,482
[5]	DISH DBS Corp.	5.750%	12/1/28	1,119	800
	DISH DBS Corp.	5.125%	6/1/29	2,245	1,154
[5]	DISH Network Corp.	11.750%	11/15/27	2,690	2,664
	Electronic Arts Inc.	1.850%	2/15/31	34,437	26,188
	Expedia Group Inc.	3.250%	2/15/30	5,020	4,159
	Expedia Group Inc.	2.950%	3/15/31	7,278	5,717
	Fox Corp.	4.709%	1/25/29	45,031	42,090
	Fox Corp.	3.500%	4/8/30	14,000	11,871
	Fox Corp.	6.500%	10/13/33	22,340	21,820
[5]	Frontier Communications Holdings LLC	5.000%	5/1/28	2,180	1,889
[5]	Frontier Communications Holdings LLC	6.000%	1/15/30	958	721
	Interpublic Group of Cos. Inc.	4.750%	3/30/30	364	332
	Interpublic Group of Cos. Inc.	2.400%	3/1/31	16,016	12,324
[5]	Level 3 Financing Inc.	3.400%	3/1/27	150	140
[5]	Level 3 Financing Inc.	4.625%	9/15/27	316	212
[5]	Level 3 Financing Inc.	4.250%	7/1/28	545	308
[5]	Level 3 Financing Inc.	3.625%	1/15/29	1,155	592
[5]	Level 3 Financing Inc.	3.875%	11/15/29	540	494
[5]	Level 3 Financing Inc.	10.500%	5/15/30	350	350
	Meta Platforms Inc.	4.800%	5/15/30	39,640	38,186
	Meta Platforms Inc.	3.850%	8/15/32	50,635	43,973
	Meta Platforms Inc.	4.950%	5/15/33	12,500	11,716
	Netflix Inc.	5.875%	11/15/28	50,945	51,111
[8]	Netflix Inc.	4.625%	5/15/29	10,500	11,288
	Netflix Inc.	6.375%	5/15/29	25,225	25,890
[5]	Netflix Inc.	5.375%	11/15/29	11,561	11,198
[5]	Netflix Inc.	4.875%	6/15/30	12,500	11,667
[5]	News Corp.	3.875%	5/15/29	4,843	4,147
[5]	Nexstar Media Inc.	5.625%	7/15/27	1,510	1,359
[5]	Nexstar Media Inc.	4.750%	11/1/28	3,455	2,907
[5]	NTT Finance Corp.	2.065%	4/3/31	4,955	3,835
	Omnicom Group Inc.	4.200%	6/1/30	2,000	1,761
	Omnicom Group Inc.	2.600%	8/1/31	29,000	22,301
	Orange SA	9.000%	3/1/31	11,803	13,523
	Orange SA	5.375%	1/13/42	2,500	2,169
	Paramount Global	4.200%	6/1/29	10,627	9,012
	Paramount Global	7.875%	7/30/30	304	299
	Paramount Global Inc.	3.700%	6/1/28	20,773	17,906
	Paramount Global Inc.	4.950%	1/15/31	60,988	50,925
	Paramount Global Inc.	4.200%	5/19/32	8,000	6,174
	Rogers Communications Inc.	3.800%	3/15/32	7,190	5,830
[5]	Scripps Escrow II Inc.	5.375%	1/15/31	768	476
[5]	Scripps Escrow Inc.	5.875%	7/15/27	1,843	1,378
[5]	Sirius XM Radio Inc.	5.000%	8/1/27	1,810	1,662
	Sprint Capital Corp.	6.875%	11/15/28	31,281	32,002
	Sprint Capital Corp.	8.750%	3/15/32	69,820	78,509
	T-Mobile USA Inc.	2.625%	2/15/29	42,545	35,713
	T-Mobile USA Inc.	3.375%	4/15/29	31,773	27,656
	T-Mobile USA Inc.	3.875%	4/15/30	124,735	108,569

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	T-Mobile USA Inc.	2.550%	2/15/31	17,145	13,354
	T-Mobile USA Inc.	2.875%	2/15/31	31,920	25,461
	T-Mobile USA Inc.	3.500%	4/15/31	55,000	45,657
	T-Mobile USA Inc.	2.250%	11/15/31	26,520	19,686
	T-Mobile USA Inc.	5.200%	1/15/33	15,000	13,769
	T-Mobile USA Inc.	5.050%	7/15/33	27,160	24,538
[5]	Univision Communications Inc.	7.375%	6/30/30	1,841	1,623
[5]	UPC Broadband Finco BV	4.875%	7/15/31	1,620	1,286
	Verizon Communications Inc.	3.875%	2/8/29	1,000	907
[8]	Verizon Communications Inc.	0.375%	3/22/29	7,300	6,359
	Verizon Communications Inc.	4.016%	12/3/29	52,000	46,433
	Verizon Communications Inc.	3.150%	3/22/30	30,626	25,686
	Verizon Communications Inc.	1.500%	9/18/30	10,107	7,551
	Verizon Communications Inc.	1.680%	10/30/30	19,550	14,579
	Verizon Communications Inc.	1.750%	1/20/31	44,634	33,005
	Verizon Communications Inc.	2.550%	3/21/31	105,107	82,064
	Verizon Communications Inc.	2.355%	3/15/32	86,142	64,317
	Verizon Communications Inc.	4.500%	8/10/33	10,000	8,666
[5]	Videotron Ltd.	3.625%	6/15/29	2,618	2,209
	Vodafone Group plc	7.875%	2/15/30	5,200	5,588
[5]	VZ Secured Financing BV	5.000%	1/15/32	2,228	1,693
	Walt Disney Co.	2.000%	9/1/29	27,664	22,670
	Walt Disney Co.	2.650%	1/13/31	20,000	16,227
	Warnermedia Holdings Inc.	4.054%	3/15/29	38,114	33,716
	Warnermedia Holdings Inc.	4.279%	3/15/32	156,137	129,419
[5]	WMG Acquisition Corp.	3.750%	12/1/29	7,825	6,568
[5]	Zayo Group Holdings Inc.	4.000%	3/1/27	1,625	1,223
					2,188,381
Consumer Discretionary (4.0%)
[5]	1011778 BC ULC / New Red Finance Inc.	4.375%	1/15/28	3,469	3,124
	Amazon.com Inc.	4.650%	12/1/29	20,000	19,257
	Amazon.com Inc.	1.500%	6/3/30	23,461	18,288
	Amazon.com Inc.	2.100%	5/12/31	38,500	30,332
	Amazon.com Inc.	4.700%	12/1/32	48,580	45,516
[5]	American Builders & Contractors Supply Co. Inc.	3.875%	11/15/29	1,460	1,217
	American Honda Finance Corp.	4.600%	4/17/30	49,420	45,992
	American Honda Finance Corp.	1.800%	1/13/31	19,825	15,045
	Asbury Automotive Group Inc.	4.500%	3/1/28	4,277	3,797
	AutoZone Inc.	4.000%	4/15/30	14,868	13,098
	AutoZone Inc.	1.650%	1/15/31	24,357	17,843
	AutoZone Inc.	4.750%	8/1/32	15,000	13,317
[5]	Beacon Roofing Supply Inc.	4.125%	5/15/29	105	88
[5]	BMW US Capital LLC	2.550%	4/1/31	19,659	15,639
[5]	Boyne USA Inc.	4.750%	5/15/29	250	218
[5]	Camelot Return Merger Sub Inc.	8.750%	8/1/28	3,702	3,457
[5]	Carnival Corp.	5.750%	3/1/27	2,669	2,382
[5]	Carnival Corp.	9.875%	8/1/27	460	479
[5]	Carnival Corp.	4.000%	8/1/28	3,216	2,799
[5]	Carnival Corp.	6.000%	5/1/29	610	515
[5]	Carnival Corp.	10.500%	6/1/30	120	122
[5]	Carnival Holdings Bermuda Ltd.	10.375%	5/1/28	820	874
[5]	CDI Escrow Issuer Inc.	5.750%	4/1/30	640	573
[5]	Churchill Downs Inc.	5.500%	4/1/27	1,467	1,379
[5]	Churchill Downs Inc.	4.750%	1/15/28	6,159	5,530
[5]	Clarios Global LP	6.750%	5/15/25	585	581
[5]	Clarios Global LP / Clarios US Finance Co.	8.500%	5/15/27	2,428	2,392
	Dana Inc.	4.500%	2/15/32	1,993	1,560

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	eBay Inc.	2.700%	3/11/30	11,017	8,939
	eBay Inc.	2.600%	5/10/31	15,000	11,702
	eBay Inc.	6.300%	11/22/32	5,790	5,767
[5]	ERAC USA Finance LLC	4.900%	5/1/33	20,000	18,186
	Ford Motor Co.	9.625%	4/22/30	140	156
	Ford Motor Co.	3.250%	2/12/32	10,000	7,537
	Ford Motor Credit Co. LLC	2.700%	8/10/26	710	637
	Ford Motor Credit Co. LLC	4.950%	5/28/27	6,205	5,816
	Ford Motor Credit Co. LLC	4.125%	8/17/27	580	527
	Ford Motor Credit Co. LLC	3.815%	11/2/27	2,780	2,479
	Ford Motor Credit Co. LLC	6.800%	5/12/28	2,836	2,829
	Ford Motor Credit Co. LLC	2.900%	2/10/29	14,379	11,758
	Ford Motor Credit Co. LLC	5.113%	5/3/29	9,000	8,161
	Ford Motor Credit Co. LLC	7.200%	6/10/30	21,000	20,963
	Ford Motor Credit Co. LLC	4.000%	11/13/30	10,000	8,237
	General Motors Co.	5.000%	10/1/28	17,675	16,665
	General Motors Co.	5.400%	10/15/29	25,000	23,467
	General Motors Co.	5.600%	10/15/32	10,000	9,129
	General Motors Co.	5.950%	4/1/49	10,000	8,094
	General Motors Financial Co. Inc.	2.400%	4/10/28	30,168	25,427
	General Motors Financial Co. Inc.	2.400%	10/15/28	6,000	4,948
	General Motors Financial Co. Inc.	5.850%	4/6/30	49,310	46,609
	General Motors Financial Co. Inc.	3.600%	6/21/30	15,000	12,365
	General Motors Financial Co. Inc.	2.350%	1/8/31	31,000	23,066
	General Motors Financial Co. Inc.	3.100%	1/12/32	25,500	19,388
	General Motors Financial Co. Inc.	6.400%	1/9/33	16,330	15,639
	Goodyear Tire & Rubber Co.	9.500%	5/31/25	290	294
	Goodyear Tire & Rubber Co.	5.000%	7/15/29	1,653	1,423
[5]	Hanesbrands Inc.	9.000%	2/15/31	393	365
	Home Depot Inc.	2.950%	6/15/29	54,220	47,546
	Home Depot Inc.	2.700%	4/15/30	21,645	18,123
	Home Depot Inc.	1.375%	3/15/31	10,000	7,394
	Home Depot Inc.	1.875%	9/15/31	32,630	24,643
	Home Depot Inc.	3.250%	4/15/32	26,820	22,347
	Hyatt Hotels Corp.	5.750%	4/23/30	553	525
[5]	Lithia Motors Inc.	4.625%	12/15/27	1,632	1,474
[5]	Lithia Motors Inc.	3.875%	6/1/29	7,084	5,862
[5]	Lithia Motors Inc.	4.375%	1/15/31	100	81
[5]	Live Nation Entertainment Inc.	5.625%	3/15/26	545	523
[5]	Live Nation Entertainment Inc.	6.500%	5/15/27	3,302	3,223
[5]	Live Nation Entertainment Inc.	3.750%	1/15/28	473	415
	Lowe's Cos. Inc.	1.700%	9/15/28	12,610	10,436
	Lowe's Cos. Inc.	3.650%	4/5/29	25,404	22,790
	Lowe's Cos. Inc.	1.700%	10/15/30	30,190	22,672
	Lowe's Cos. Inc.	2.625%	4/1/31	32,000	25,268
	Lowe's Cos. Inc.	3.750%	4/1/32	15,090	12,649
	Marriott International Inc.	4.900%	4/15/29	5,000	4,690
	Marriott International Inc.	4.625%	6/15/30	39,345	35,460
	Marriott International Inc.	2.850%	4/15/31	35,554	27,921
[5]	Mattel Inc.	5.875%	12/15/27	213	204
	McDonald's Corp.	2.625%	9/1/29	35,736	30,415
	McDonald's Corp.	2.125%	3/1/30	15,311	12,305
	McDonald's Corp.	3.600%	7/1/30	8,000	7,010
[5]	Mercedes-Benz Finance North America LLC	5.050%	8/3/33	25,000	22,904
[8]	Mercedes-Benz Group AG	1.500%	7/3/29	1,000	928
[5]	Meritage Homes Corp.	3.875%	4/15/29	3,640	3,060
[5]	NCL Corp. Ltd.	5.875%	2/15/27	1,840	1,694
[5]	NCL Corp. Ltd.	8.125%	1/15/29	170	166

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	NCL Corp. Ltd.	7.750%	2/15/29	1,040	907
	Newell Brands Inc.	5.200%	4/1/26	245	231
	Newell Brands Inc.	6.375%	9/15/27	1,557	1,458
	Newell Brands Inc.	6.625%	9/15/29	1,233	1,135
[5]	Nissan Motor Co. Ltd.	4.810%	9/17/30	410	349
[5]	Ontario Gaming GTA LP	8.000%	8/1/30	495	486
	O'Reilly Automotive Inc.	3.900%	6/1/29	18,000	16,307
	O'Reilly Automotive Inc.	1.750%	3/15/31	7,250	5,369
	O'Reilly Automotive Inc.	4.700%	6/15/32	8,000	7,160
[5]	Penn National Gaming Inc.	5.625%	1/15/27	580	531
[8]	Richemont International Holding SA	1.500%	3/26/30	700	645
[5]	Royal Caribbean Cruises Ltd.	8.250%	1/15/29	1,653	1,696
[5]	Royal Caribbean Cruises Ltd.	9.250%	1/15/29	275	287
[5]	Royal Caribbean Cruises Ltd.	7.250%	1/15/30	312	308
	Service Corp. International	4.000%	5/15/31	100	81
	Starbucks Corp.	4.000%	11/15/28	359	334
	Starbucks Corp.	2.250%	3/12/30	13,250	10,691
	Starbucks Corp.	2.550%	11/15/30	34,866	28,133
	Starbucks Corp.	4.800%	2/15/33	25,000	22,878
[5]	Studio City Co. Ltd.	7.000%	2/15/27	1,403	1,308
	TJX Cos. Inc.	3.875%	4/15/30	4,686	4,216
	Toll Brothers Finance Corp.	3.800%	11/1/29	6,411	5,526
	Toyota Motor Credit Corp.	3.650%	1/8/29	33,466	30,637
	Toyota Motor Credit Corp.	3.375%	4/1/30	25,000	21,776
	Toyota Motor Credit Corp.	4.550%	5/17/30	12,295	11,510
	Toyota Motor Credit Corp.	1.650%	1/10/31	5,000	3,787
	Toyota Motor Credit Corp.	1.900%	9/12/31	7,000	5,293
	Toyota Motor Credit Corp.	2.400%	1/13/32	15,000	11,740
	Toyota Motor Credit Corp.	4.700%	1/12/33	10,715	9,905
[9]	Volkswagen Financial Services NV	2.125%	1/18/28	600	614
[5]	Volkswagen Group of America Finance LLC	5.900%	9/12/33	15,000	13,996
[8]	Volkswagen International Finance NV	4.250%	3/29/29	6,000	6,186
[5]	Wyndham Hotels & Resorts Inc.	4.375%	8/15/28	2,185	1,929
					1,186,124
Consumer Staples (6.8%)
	Altria Group Inc.	3.400%	5/6/30	62,525	52,209
	Altria Group Inc.	2.450%	2/4/32	67,090	48,949
[8]	Anheuser-Busch InBev SA NV	3.700%	4/2/40	6,300	5,946
	Anheuser-Busch InBev Worldwide Inc.	4.750%	1/23/29	115,819	111,579
	Anheuser-Busch InBev Worldwide Inc.	3.500%	6/1/30	49,890	43,818
	Anheuser-Busch InBev Worldwide Inc.	4.900%	1/23/31	35,000	33,430
	Anheuser-Busch InBev Worldwide Inc.	4.500%	6/1/50	2,000	1,597
	Archer-Daniels-Midland Co.	2.900%	3/1/32	20,000	16,216
	Archer-Daniels-Midland Co.	4.500%	8/15/33	6,430	5,792
[5]	B&G Foods Inc.	8.000%	9/15/28	635	619
	BAT Capital Corp.	2.259%	3/25/28	28,184	23,674
	BAT Capital Corp.	3.462%	9/6/29	40,690	34,543
	BAT Capital Corp.	4.906%	4/2/30	16,723	15,073
	BAT Capital Corp.	6.343%	8/2/30	30,000	29,085
	BAT Capital Corp.	2.726%	3/25/31	43,478	32,762
	BAT Capital Corp.	4.742%	3/16/32	11,000	9,444
	BAT Capital Corp.	6.421%	8/2/33	34,915	32,903
	BAT Capital Corp.	4.758%	9/6/49	5,000	3,315
	BAT International Finance plc	4.448%	3/16/28	50,000	46,045
[8]	BAT International Finance plc	2.250%	1/16/30	3,700	3,302
[8]	BAT Netherlands Finance BV	5.375%	2/16/31	2,500	2,644
	Brown-Forman Corp.	4.750%	4/15/33	8,620	7,990
	Campbell Soup Co.	2.375%	4/24/30	19,700	15,602

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Cargill Inc.	4.750%	4/24/33	7,145	6,530
	Coca-Cola Co.	3.450%	3/25/30	38,468	34,268
	Coca-Cola Co.	1.650%	6/1/30	25,000	19,737
	Coca-Cola Co.	2.000%	3/5/31	19,575	15,401
	Coca-Cola Co.	1.375%	3/15/31	10,000	7,490
[8]	Coca-Cola Co.	0.950%	5/6/36	500	369
	Constellation Brands Inc.	4.650%	11/15/28	37,806	35,752
	Constellation Brands Inc.	3.150%	8/1/29	30,705	26,526
	Constellation Brands Inc.	2.875%	5/1/30	14,970	12,316
	Constellation Brands Inc.	2.250%	8/1/31	14,709	11,176
	Constellation Brands Inc.	4.900%	5/1/33	7,115	6,423
	Costco Wholesale Corp.	1.600%	4/20/30	63,935	50,548
	Costco Wholesale Corp.	1.750%	4/20/32	8,789	6,580
[5]	Coty Inc.	5.000%	4/15/26	165	158
[5]	Coty Inc. / HFC Prestige Products Inc. / HFC Prestige International US LLC	6.625%	7/15/30	345	330
	Diageo Capital plc	2.375%	10/24/29	19,465	16,229
	Diageo Capital plc	2.000%	4/29/30	11,765	9,355
	Diageo Capital plc	5.500%	1/24/33	11,755	11,451
	Dollar General Corp.	3.500%	4/3/30	29,752	25,120
	Dollar General Corp.	5.000%	11/1/32	10,000	8,905
[5]	Energizer Holdings Inc.	4.750%	6/15/28	3,802	3,266
	Estee Lauder Cos. Inc.	2.375%	12/1/29	7,250	5,994
	Estee Lauder Cos. Inc.	2.600%	4/15/30	8,000	6,600
	Estee Lauder Cos. Inc.	4.650%	5/15/33	10,625	9,650
	General Mills Inc.	2.875%	4/15/30	22,125	18,298
	General Mills Inc.	2.250%	10/14/31	4,960	3,751
	General Mills Inc.	4.950%	3/29/33	15,000	13,630
	Haleon US Capital LLC	3.375%	3/24/29	45,000	39,773
	Haleon US Capital LLC	3.625%	3/24/32	20,320	16,919
	Hershey Co.	1.700%	6/1/30	5,000	3,919
	Hershey Co.	4.500%	5/4/33	8,555	7,862
	Hormel Foods Corp.	1.800%	6/11/30	16,695	13,077
	J M Smucker Co.	2.125%	3/15/32	9,915	7,260
	J M Smucker Co.	6.200%	11/15/33	14,905	14,485
[5]	JBS USA LUX SA/JBS USA Food Co. / JBS Luxembourg SARL	6.750%	3/15/34	39,470	36,926
	JBS USA LUX SA/JBS USA Food Co. / JBS USA Finance Inc.	5.125%	2/1/28	15,000	14,065
	JBS USA LUX SA/JBS USA Food Co. / JBS USA Finance Inc.	5.500%	1/15/30	32,000	29,257
	JBS USA LUX SA/JBS USA Food Co. / JBS USA Finance Inc.	3.000%	5/15/32	33,275	24,132
	JBS USA LUX SA/JBS USA Food Co. / JBS USA Finance Inc.	5.750%	4/1/33	37,084	32,613
	Kellogg Co.	2.100%	6/1/30	38,264	29,788
	Kellogg Co.	7.450%	4/1/31	568	601
	Kenvue Inc.	5.000%	3/22/30	34,940	33,594
	Kenvue Inc.	4.900%	3/22/33	40,000	37,423
	Keurig Dr Pepper Inc.	3.200%	5/1/30	20,000	16,869
	Keurig Dr Pepper Inc.	2.250%	3/15/31	13,000	9,992
	Keurig Dr Pepper Inc.	4.050%	4/15/32	27,860	23,946
	Keurig Dr Pepper Inc.	4.500%	4/15/52	5,000	3,697
	Kraft Heinz Foods Co.	3.750%	4/1/30	22,419	19,623
	Kroger Co.	2.200%	5/1/30	30,618	24,016
	Kroger Co.	1.700%	1/15/31	3,875	2,855
[5]	Lamb Weston Holdings Inc.	4.875%	5/15/28	1,464	1,349
[5]	Mars Inc.	4.650%	4/20/31	14,265	13,239
[5]	Mars Inc.	4.750%	4/20/33	28,310	25,978

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	McCormick & Co. Inc.	2.500%	4/15/30	1,200	961
	McCormick & Co. Inc.	4.950%	4/15/33	15,000	13,494
	Mondelez International Inc.	2.750%	4/13/30	29,469	24,242
	Mondelez International Inc.	1.500%	2/4/31	26,471	19,440
	PepsiCo Inc.	2.750%	3/19/30	40,112	34,167
	PepsiCo Inc.	1.625%	5/1/30	18,355	14,436
	PepsiCo Inc.	1.950%	10/21/31	30,425	23,372
	PepsiCo Inc.	3.900%	7/18/32	5,945	5,268
[5]	Performance Food Group Inc.	6.875%	5/1/25	765	763
[5]	Performance Food Group Inc.	4.250%	8/1/29	525	445
[8]	Pernod Ricard SA	1.750%	4/8/30	1,000	925
	Philip Morris International Inc.	3.375%	8/15/29	11,460	9,970
	Philip Morris International Inc.	5.625%	11/17/29	30,015	29,373
	Philip Morris International Inc.	5.125%	2/15/30	70,330	66,245
	Philip Morris International Inc.	2.100%	5/1/30	19,800	15,540
	Philip Morris International Inc.	5.500%	9/7/30	46,700	44,702
	Philip Morris International Inc.	1.750%	11/1/30	24,300	18,182
	Philip Morris International Inc.	5.750%	11/17/32	35,355	33,763
	Philip Morris International Inc.	5.375%	2/15/33	57,325	52,955
	Philip Morris International Inc.	5.625%	9/7/33	15,000	14,075
[8]	Philip Morris International Inc.	1.450%	8/1/39	4,800	2,858
	Pilgrim's Pride Corp.	3.500%	3/1/32	4,682	3,566
[8]	Procter & Gamble Co.	3.250%	8/2/31	15,910	16,381
	Sysco Corp.	2.400%	2/15/30	13,391	10,782
	Target Corp.	2.350%	2/15/30	18,090	14,851
	Target Corp.	2.650%	9/15/30	6,067	4,987
	Target Corp.	4.400%	1/15/33	10,680	9,615
	Tyson Foods Inc.	4.350%	3/1/29	11,113	10,215
	Unilever Capital Corp.	2.125%	9/6/29	43,483	36,173
[5]	United Natural Foods Inc.	6.750%	10/15/28	967	756
[5]	US Foods Inc.	6.875%	9/15/28	120	118
[5]	US Foods Inc.	7.250%	1/15/32	250	246
	Walmart Inc.	2.375%	9/24/29	4,454	3,814
	Walmart Inc.	4.000%	4/15/30	9,125	8,419
	Walmart Inc.	4.150%	9/9/32	15,000	13,662
	Walmart Inc.	4.100%	4/15/33	24,195	21,658
					2,006,067
Energy (6.8%)
[5]	Antero Resources Corp.	5.375%	3/1/30	1,977	1,805
	Boardwalk Pipelines LP	3.600%	9/1/32	5,000	3,967
	BP Capital Markets America Inc.	4.234%	11/6/28	11,842	11,121
	BP Capital Markets America Inc.	3.633%	4/6/30	20,000	17,662
	BP Capital Markets America Inc.	1.749%	8/10/30	52,490	40,655
	BP Capital Markets America Inc.	2.721%	1/12/32	63,000	50,001
	BP Capital Markets America Inc.	4.812%	2/13/33	52,000	47,524
	BP Capital Markets America Inc.	3.379%	2/8/61	3,000	1,789
[8]	BP Capital Markets BV	4.323%	5/12/35	5,000	5,077
	Canadian Natural Resources Ltd.	2.950%	7/15/30	33,970	27,694
	Cenovus Energy Inc.	2.650%	1/15/32	17,000	12,884
	Cheniere Corpus Christi Holdings LLC	3.700%	11/15/29	22,749	19,830
	Cheniere Energy Partners LP	4.000%	3/1/31	11,385	9,531
	Cheniere Energy Partners LP	3.250%	1/31/32	61,403	47,564
[5]	Cheniere Energy Partners LP	5.950%	6/30/33	21,065	19,710
	Chevron USA Inc.	3.250%	10/15/29	24,000	21,311
[5]	Civitas Resources Inc.	8.625%	11/1/30	383	390
[5]	Civitas Resources Inc.	8.750%	7/1/31	903	912
[5]	CNX Resources Corp.	7.375%	1/15/31	828	794
	ConocoPhillips Co.	6.950%	4/15/29	44,264	47,216

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	ConocoPhillips Co.	5.050%	9/15/33	20,000	18,640
	ConocoPhillips Co.	3.800%	3/15/52	3,000	2,045
	Coterra Energy Inc.	4.375%	3/15/29	30,073	27,530
[5]	CrownRock LP / CrownRock Finance Inc.	5.625%	10/15/25	1,515	1,501
	DCP Midstream Operating LP	5.125%	5/15/29	26,890	25,361
	DCP Midstream Operating LP	3.250%	2/15/32	7,888	6,207
	Devon Energy Corp.	4.500%	1/15/30	28,745	25,591
[5]	Diamond Foreign Asset Co. / Diamond Finance LLC	8.500%	10/1/30	688	670
	Diamondback Energy Inc.	3.500%	12/1/29	16,529	14,468
	Diamondback Energy Inc.	3.125%	3/24/31	34,730	28,462
	Diamondback Energy Inc.	6.250%	3/15/33	10,000	9,869
[5]	DT Midstream Inc.	4.125%	6/15/29	3,254	2,800
[5]	DT Midstream Inc.	4.375%	6/15/31	2,395	1,991
	Ecopetrol SA	8.625%	1/19/29	18,513	18,478
	Empresa Nacional del Petroleo	3.750%	8/5/26	17,930	16,583
	Empresa Nacional del Petroleo	5.250%	11/6/29	31,480	28,927
	Enable Midstream Partners LP	4.150%	9/15/29	37,887	33,688
	Enbridge Inc.	3.125%	11/15/29	15,998	13,542
	Enbridge Inc.	5.700%	3/8/33	27,000	25,254
[5]	Endeavor Energy Resources LP / EER Finance Inc.	5.750%	1/30/28	2,670	2,563
	Energy Transfer LP	4.950%	5/15/28	16,246	15,363
	Energy Transfer LP	5.250%	4/15/29	29,465	27,968
	Energy Transfer LP	3.750%	5/15/30	10,487	8,967
	Energy Transfer LP	6.400%	12/1/30	22,195	21,939
	Energy Transfer LP	5.750%	2/15/33	39,210	36,703
	Energy Transfer LP	6.550%	12/1/33	22,340	22,010
[5]	EnLink Midstream LLC	5.625%	1/15/28	915	863
	EnLink Midstream LLC	5.375%	6/1/29	2,020	1,851
	Enterprise Products Operating LLC	4.150%	10/16/28	24,500	22,772
	Enterprise Products Operating LLC	3.125%	7/31/29	15,250	13,238
	Enterprise Products Operating LLC	2.800%	1/31/30	25,327	21,172
	Enterprise Products Operating LLC	5.350%	1/31/33	12,135	11,563
	EOG Resources Inc.	4.375%	4/15/30	19,262	17,854
[5]	EQM Midstream Partners LP	7.500%	6/1/27	1,065	1,058
[5]	EQM Midstream Partners LP	6.500%	7/1/27	2,604	2,543
	EQM Midstream Partners LP	5.500%	7/15/28	2,078	1,940
[5]	EQM Midstream Partners LP	7.500%	6/1/30	1,033	1,017
	EQT Corp.	5.000%	1/15/29	6,550	6,134
	EQT Corp.	7.000%	2/1/30	5,000	5,057
	Equinor ASA	3.950%	5/15/43	3,191	2,414
	Exxon Mobil Corp.	3.482%	3/19/30	15,105	13,400
	Exxon Mobil Corp.	2.610%	10/15/30	35,186	29,210
	Galaxy Pipeline Assets Bidco Ltd.	2.625%	3/31/36	25,900	19,430
	Genesis Energy LP / Genesis Energy Finance Corp.	6.500%	10/1/25	251	246
	Helmerich & Payne Inc.	2.900%	9/29/31	35,625	27,359
	Hess Corp.	7.300%	8/15/31	3,738	4,046
[5]	Hilcorp Energy I LP / Hilcorp Finance Co.	5.750%	2/1/29	695	626
[5]	Hilcorp Energy I LP / Hilcorp Finance Co.	6.000%	2/1/31	827	725
	KazMunayGas National Co. JSC	6.375%	10/24/48	5,400	4,238
	Kinder Morgan Inc.	2.000%	2/15/31	5,000	3,738
	Kinder Morgan Inc.	7.750%	1/15/32	990	1,052
	Kinder Morgan Inc.	4.800%	2/1/33	22,555	19,753
	Kinder Morgan Inc.	5.200%	6/1/33	10,000	9,004
	Magellan Midstream Partners LP	3.250%	6/1/30	3,607	2,999
	MPLX LP	2.650%	8/15/30	31,530	24,915

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	MPLX LP	4.950%	9/1/32	5,000	4,443
	MPLX LP	5.000%	3/1/33	24,800	21,971
	Nustar Logistics LP	6.375%	10/1/30	2,525	2,338
	Occidental Petroleum Corp.	6.375%	9/1/28	35,850	36,092
	Occidental Petroleum Corp.	6.625%	9/1/30	52,732	52,926
	Occidental Petroleum Corp.	6.125%	1/1/31	26,577	25,908
	Occidental Petroleum Corp.	7.500%	5/1/31	17,195	18,030
	ONEOK Inc.	4.550%	7/15/28	12,710	11,856
	ONEOK Inc.	4.350%	3/15/29	4,183	3,803
	ONEOK Inc.	3.400%	9/1/29	19,767	16,922
	ONEOK Inc.	3.100%	3/15/30	6,129	5,058
	ONEOK Inc.	6.350%	1/15/31	5,438	5,373
	ONEOK Inc.	6.100%	11/15/32	9,000	8,679
	Ovintiv Inc.	7.200%	11/1/31	1,750	1,764
	Ovintiv Inc.	7.375%	11/1/31	12,232	12,584
[5]	Permian Resources Operating LLC	7.750%	2/15/26	1,445	1,445
[5]	Permian Resources Operating LLC	5.875%	7/1/29	3,851	3,594
	Petroleos del Peru SA	5.625%	6/19/47	25,083	13,785
	Petroleos Mexicanos	6.490%	1/23/27	26,592	23,558
	Petroleos Mexicanos	6.500%	3/13/27	6,070	5,352
	Petroleos Mexicanos	6.500%	6/2/41	1,961	1,150
	Petroleos Mexicanos	6.750%	9/21/47	7,240	4,115
	Petroleos Mexicanos	6.950%	1/28/60	421	238
	Petronas Capital Ltd.	3.500%	4/21/30	42,432	36,978
	Petronas Energy Canada Ltd.	2.112%	3/23/28	950	823
	Phillips 66 Co.	3.750%	3/1/28	5,000	4,599
	Phillips 66 Co.	3.150%	12/15/29	21,299	18,166
	Phillips 66 Co.	2.150%	12/15/30	8,800	6,798
	Phillips 66 Co.	5.300%	6/30/33	10,000	9,321
	Pioneer Natural Resources Co.	1.900%	8/15/30	54,250	42,423
	Pioneer Natural Resources Co.	2.150%	1/15/31	19,625	15,426
	Plains All American Pipeline LP / PAA Finance Corp.	3.550%	12/15/29	16,733	14,213
	QazaqGaz NC JSC	4.375%	9/26/27	2,627	2,399
	Sabine Pass Liquefaction LLC	4.500%	5/15/30	69,785	62,622
	Saudi Arabian Oil Co.	3.500%	4/16/29	13,700	12,182
	Schlumberger Investment SA	2.650%	6/26/30	12,000	9,938
	Schlumberger Investment SA	4.850%	5/15/33	16,130	14,852
	Shell International Finance BV	2.375%	11/7/29	14,118	11,818
	Shell International Finance BV	2.750%	4/6/30	55,535	46,976
	Shell International Finance BV	3.250%	4/6/50	8,000	5,052
[10]	Southern Gas Corridor CJSC	6.875%	3/24/26	10,873	10,718
	Suncor Energy Inc.	7.150%	2/1/32	10,858	11,212
[5]	Sunoco LP / Sunoco Finance Corp.	7.000%	9/15/28	1,520	1,483
	Targa Resources Corp.	4.200%	2/1/33	7,267	6,026
	Targa Resources Corp.	6.125%	3/15/33	13,405	12,842
	Targa Resources Partners LP / Targa Resources Partners Finance Corp.	6.875%	1/15/29	4,097	4,080
	Targa Resources Partners LP / Targa Resources Partners Finance Corp.	4.875%	2/1/31	34,595	30,648
	Targa Resources Partners LP / Targa Resources Partners Finance Corp.	4.000%	1/15/32	30,002	24,757
[8]	TotalEnergies Capital Canada Ltd.	2.125%	9/18/29	8,900	8,518
	TotalEnergies Capital International SA	3.455%	2/19/29	39,067	35,353
	TotalEnergies Capital International SA	2.829%	1/10/30	3,785	3,229
	TransCanada PipeLines Ltd.	4.100%	4/15/30	20,000	17,552
	TransCanada PipeLines Ltd.	2.500%	10/12/31	17,000	12,825
	Transcontinental Gas Pipe Line Co. LLC	3.250%	5/15/30	24,065	20,149

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Transocean Inc.	8.750%	2/15/30	993	991
[5]	Transocean Titan Financing Ltd.	8.375%	2/1/28	690	692
[5]	Valaris Ltd.	8.375%	4/30/30	1,160	1,139
	Valero Energy Corp.	2.800%	12/1/31	27,000	20,934
[5]	Venture Global Calcasieu Pass LLC	3.875%	8/15/29	3,135	2,615
[5]	Venture Global Calcasieu Pass LLC	6.250%	1/15/30	600	566
[5]	Venture Global LNG Inc.	8.125%	6/1/28	317	308
[5]	Venture Global LNG Inc.	9.500%	2/1/29	990	1,004
[5]	Venture Global LNG Inc.	8.375%	6/1/31	2,262	2,159
[5]	Viper Energy Partners LP	7.375%	11/1/31	613	612
	Western Midstream Operating LP	4.500%	3/1/28	7,771	7,163
	Western Midstream Operating LP	4.750%	8/15/28	18,194	16,916
	Western Midstream Operating LP	4.050%	2/1/30	10,000	8,660
	Williams Cos. Inc.	3.500%	11/15/30	17,000	14,322
	Williams Cos. Inc.	2.600%	3/15/31	42,000	32,760
	Williams Cos. Inc.	4.650%	8/15/32	12,500	11,024
					2,011,601
Financials (28.8%)
[8]	ABN AMRO Bank NV	4.375%	10/20/28	7,800	8,185
[8]	ABN AMRO Bank NV	5.125%	2/22/33	8,700	9,013
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.000%	10/29/28	20,700	17,461
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	6.150%	9/30/30	65,000	62,358
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.300%	1/30/32	92,465	71,706
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.400%	10/29/33	7,645	5,748
	Affiliated Managers Group Inc.	3.300%	6/15/30	25,223	20,931
	Aflac Inc.	3.600%	4/1/30	10,000	8,723
	Air Lease Corp.	4.625%	10/1/28	3,955	3,629
	Air Lease Corp.	3.250%	10/1/29	2,000	1,681
	Air Lease Corp.	3.000%	2/1/30	24,670	20,000
	Air Lease Corp.	3.125%	12/1/30	5,298	4,220
	Air Lease Corp.	2.875%	1/15/32	1,773	1,349
	Alleghany Corp.	3.625%	5/15/30	13,328	11,713
[8]	Allianz SE	4.597%	9/7/38	3,400	3,492
	Allstate Corp.	5.250%	3/30/33	44,000	40,566
	Allstate Corp.	5.350%	6/1/33	10,000	9,302
	Ally Financial Inc.	2.200%	11/2/28	21,497	16,501
	Ally Financial Inc.	8.000%	11/1/31	25,000	24,412
	American Express Co.	6.489%	10/30/31	35,590	35,638
	American Express Co.	4.989%	5/26/33	10,000	8,895
	American Express Co.	4.420%	8/3/33	43,720	38,175
	American Express Co.	5.043%	5/1/34	80,000	71,789
	American Express Co.	5.625%	7/28/34	20,010	18,233
	American International Group Inc.	3.400%	6/30/30	6,138	5,173
	American International Group Inc.	5.125%	3/27/33	10,000	9,088
	Aon Corp.	2.800%	5/15/30	17,426	14,218
	Aon Corp. / Aon Global Holdings plc	2.050%	8/23/31	9,500	7,038
	Aon Corp. / Aon Global Holdings plc	2.600%	12/2/31	7,000	5,361
	Aon Corp. / Aon Global Holdings plc	5.000%	9/12/32	10,000	9,066
	Aon Corp. / Aon Global Holdings plc	5.350%	2/28/33	23,520	21,915
	Ares Capital Corp.	2.875%	6/15/28	8,300	6,874
[8]	Assicurazioni Generali SpA	2.429%	7/14/31	300	250
	Athene Holding Ltd.	3.500%	1/15/31	16,561	13,202
	AXA SA	8.600%	12/15/30	2,000	2,301
[8]	AXA SA	3.875%	Perpetual	5,737	5,874

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	Banco Bilbao Vizcaya Argentaria SA	3.500%	2/10/27	1,000	1,025
[8]	Banco Santander SA	2.125%	2/8/28	500	475
	Banco Santander SA	3.490%	5/28/30	9,850	8,074
	Banco Santander SA	2.749%	12/3/30	27,133	19,834
	Banco Santander SA	6.921%	8/8/33	23,000	21,383
	Banco Santander Sa Banco Santander Sa	6.938%	11/7/33	20,000	20,047
	Bank of America Corp.	3.974%	2/7/30	42,723	37,763
	Bank of America Corp.	3.194%	7/23/30	34,921	29,277
	Bank of America Corp.	2.884%	10/22/30	32,946	26,943
	Bank of America Corp.	2.496%	2/13/31	47,013	37,077
	Bank of America Corp.	2.592%	4/29/31	45,990	36,269
	Bank of America Corp.	1.898%	7/23/31	70,757	52,628
	Bank of America Corp.	1.922%	10/24/31	69,206	51,043
	Bank of America Corp.	2.651%	3/11/32	68,320	52,362
	Bank of America Corp.	2.687%	4/22/32	73,107	56,065
	Bank of America Corp.	2.299%	7/21/32	68,325	50,427
	Bank of America Corp.	2.572%	10/20/32	51,630	38,701
	Bank of America Corp.	2.972%	2/4/33	95,945	73,498
	Bank of America Corp.	4.571%	4/27/33	62,690	54,075
	Bank of America Corp.	5.015%	7/22/33	44,250	39,543
	Bank of America Corp.	5.288%	4/25/34	90,520	81,790
	Bank of America Corp.	5.872%	9/15/34	40,000	37,683
	Bank of America Corp.	2.482%	9/21/36	32,908	23,458
	Bank of America Corp.	3.846%	3/8/37	35,000	27,702
	Bank of Montreal	3.088%	1/10/37	15,000	10,860
	Bank of New York Mellon Corp.	3.000%	10/30/28	7,000	6,011
	Bank of New York Mellon Corp.	4.596%	7/26/30	16,635	15,338
	Bank of New York Mellon Corp.	4.289%	6/13/33	19,466	16,742
	Bank of New York Mellon Corp.	5.834%	10/25/33	57,578	55,168
	Bank of New York Mellon Corp.	4.706%	2/1/34	36,050	31,655
	Bank of New York Mellon Corp.	4.967%	4/26/34	86,477	77,605
	Bank of Nova Scotia	4.850%	2/1/30	33,900	31,147
	Bank of Nova Scotia	2.150%	8/1/31	10,000	7,430
	Bank of Nova Scotia	2.450%	2/2/32	12,500	9,390
	Bank of Nova Scotia	4.588%	5/4/37	15,000	12,119
[8]	Banque Federative du Credit Mutuel SA	4.125%	3/13/29	5,100	5,341
[8]	Banque Federative du Credit Mutuel SA	1.125%	11/19/31	500	385
[8]	Banque Federative du Credit Mutuel SA	4.125%	6/14/33	6,500	6,653
[8]	Barclays plc	0.577%	8/9/29	3,700	3,178
	Barclays plc	5.088%	6/20/30	22,000	19,063
[8]	Barclays plc	4.918%	8/8/30	3,500	3,632
	Barclays plc	2.645%	6/24/31	23,035	17,485
	Barclays plc	2.667%	3/10/32	20,000	14,744
	Barclays plc	2.894%	11/24/32	20,000	14,602
	Barclays plc	5.746%	8/9/33	16,100	14,438
	Barclays plc	7.437%	11/2/33	45,500	45,382
	Barclays plc	6.224%	5/9/34	40,000	36,641
	Barclays plc	7.119%	6/27/34	28,550	26,573
	Barclays plc	3.564%	9/23/35	13,075	9,861
	BlackRock Inc.	2.400%	4/30/30	13,141	10,783
	BlackRock Inc.	1.900%	1/28/31	20,000	15,417
	BlackRock Inc.	4.750%	5/25/33	30,575	27,988
[5]	Blackstone Holdings Finance Co. LLC	2.000%	1/30/32	3,800	2,682
	Blue Owl Capital Corp.	2.875%	6/11/28	300	245
	Brighthouse Financial Inc.	5.625%	5/15/30	1,550	1,419
	Brown & Brown Inc.	4.500%	3/15/29	2,182	1,998
	Brown & Brown Inc.	2.375%	3/15/31	7,294	5,463
	Brown & Brown Inc.	4.200%	3/17/32	5,000	4,189

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Canadian Imperial Bank of Commerce	6.092%	10/3/33	30,000	28,890
	Capital One Financial Corp.	3.273%	3/1/30	41,980	34,366
	Capital One Financial Corp.	7.624%	10/30/31	53,420	53,409
	Capital One Financial Corp.	2.359%	7/29/32	23,000	15,223
	Capital One Financial Corp.	2.618%	11/2/32	24,315	17,125
	Capital One Financial Corp.	5.817%	2/1/34	49,000	42,774
	Capital One Financial Corp.	6.377%	6/8/34	111,560	101,772
	Cboe Global Markets Inc.	1.625%	12/15/30	7,719	5,818
	Cboe Global Markets Inc.	3.000%	3/16/32	10,500	8,420
	Charles Schwab Corp.	4.000%	2/1/29	7,000	6,288
	Charles Schwab Corp.	3.250%	5/22/29	4,000	3,402
	Charles Schwab Corp.	2.750%	10/1/29	9,625	7,916
	Charles Schwab Corp.	1.650%	3/11/31	10,000	7,130
	Charles Schwab Corp.	2.300%	5/13/31	5,000	3,735
	Charles Schwab Corp.	2.900%	3/3/32	20,500	15,661
	Charles Schwab Corp.	5.853%	5/19/34	29,330	26,895
	Chubb INA Holdings Inc.	1.375%	9/15/30	20,181	15,125
	Citigroup Inc.	4.125%	7/25/28	35,250	31,618
	Citigroup Inc.	3.980%	3/20/30	39,793	35,176
	Citigroup Inc.	2.976%	11/5/30	35,076	28,777
	Citigroup Inc.	2.666%	1/29/31	37,659	30,021
	Citigroup Inc.	4.412%	3/31/31	81,386	71,921
	Citigroup Inc.	2.572%	6/3/31	56,648	44,348
	Citigroup Inc.	2.561%	5/1/32	61,728	46,863
	Citigroup Inc.	6.625%	6/15/32	12,383	12,270
	Citigroup Inc.	2.520%	11/3/32	38,000	28,268
	Citigroup Inc.	3.057%	1/25/33	47,394	36,499
	Citigroup Inc.	3.785%	3/17/33	31,244	25,384
	Citigroup Inc.	4.910%	5/24/33	31,145	27,584
	Citigroup Inc.	6.270%	11/17/33	53,150	51,624
	Citigroup Inc.	6.174%	5/25/34	43,570	40,634
	Citizens Financial Group Inc.	2.500%	2/6/30	5,948	4,414
	Citizens Financial Group Inc.	3.250%	4/30/30	11,061	8,557
	CME Group Inc.	2.650%	3/15/32	10,385	8,281
	CNA Financial Corp.	2.050%	8/15/30	12,000	9,165
	CNO Financial Group Inc.	5.250%	5/30/29	16,377	15,102
[6,11]	Commonwealth Bank of Australia, 3M Australian Bank Bill Rate + 1.320%	5.464%	8/20/31	40,100	25,119
[6,11]	Commonwealth Bank of Australia, 3M Australian Bank Bill Rate + 1.900%	6.052%	4/14/32	5,000	3,173
[6,11]	Commonwealth Bank of Australia, 3M Australian Bank Bill Rate + 2.700%	6.878%	11/9/32	5,000	3,257
[8]	Cooperatieve Rabobank UA	4.000%	1/10/30	8,300	8,600
	Corebridge Financial Inc.	3.850%	4/5/29	45,120	39,830
	Corebridge Financial Inc.	3.900%	4/5/32	57,210	46,798
[5]	Corebridge Financial Inc.	6.050%	9/15/33	35,000	32,860
[8]	Credit Agricole SA	4.000%	1/18/33	12,500	12,823
	Credit Suisse AG	7.500%	2/15/28	7,500	7,785
	Deutsche Bank AG	5.882%	7/8/31	14,560	12,448
	Deutsche Bank AG	3.547%	9/18/31	28,000	21,971
	Deutsche Bank AG	3.729%	1/14/32	8,000	5,804
	Deutsche Bank AG	3.035%	5/28/32	10,000	7,444
	Deutsche Bank AG	3.742%	1/7/33	34,200	23,981
	Deutsche Bank AG	7.079%	2/10/34	23,000	20,227
	Discover Bank	4.650%	9/13/28	19,880	17,472
	Discover Bank	2.700%	2/6/30	23,788	17,876
	Enstar Group Ltd.	4.950%	6/1/29	10,000	9,111
	Enstar Group Ltd.	3.100%	9/1/31	11,500	8,499

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Equitable Holdings Inc.	5.594%	1/11/33	30,805	28,360
	Fairfax Financial Holdings Ltd.	4.850%	4/17/28	565	533
	Fairfax Financial Holdings Ltd.	4.625%	4/29/30	4,830	4,291
	Fairfax Financial Holdings Ltd.	3.375%	3/3/31	7,650	6,158
	Fidelity National Financial Inc.	3.400%	6/15/30	20,371	16,756
	Fifth Third Bancorp	3.950%	3/14/28	13,834	12,356
	Fifth Third Bancorp	4.055%	4/25/28	12,250	11,071
	Fifth Third Bancorp	6.339%	7/27/29	34,410	33,335
	Fifth Third Bancorp	4.772%	7/28/30	15,327	13,579
	Fifth Third Bancorp	4.337%	4/25/33	40,213	32,768
[5]	Five Corners Funding Trust II	2.850%	5/15/30	15,000	12,275
[5]	Five Corners Funding Trust III	5.791%	2/15/33	30,000	28,385
	Franklin Resources Inc.	1.600%	10/30/30	15,000	11,111
	GATX Corp.	4.000%	6/30/30	4,093	3,513
	GATX Corp.	1.900%	6/1/31	25,000	17,992
	GATX Corp.	3.500%	6/1/32	15,985	12,629
[5]	Global Atlantic Fin Co.	3.125%	6/15/31	20,000	13,918
[5]	Global Atlantic Fin Co.	7.950%	6/15/33	9,820	9,152
	Goldman Sachs Group Inc.	2.600%	2/7/30	42,416	34,050
	Goldman Sachs Group Inc.	3.800%	3/15/30	9,636	8,324
	Goldman Sachs Group Inc.	1.992%	1/27/32	38,460	28,231
	Goldman Sachs Group Inc.	2.615%	4/22/32	81,278	61,923
	Goldman Sachs Group Inc.	2.383%	7/21/32	86,361	64,156
	Goldman Sachs Group Inc.	2.650%	10/21/32	62,450	46,965
	Goldman Sachs Group Inc.	3.102%	2/24/33	29,600	22,999
	Goldman Sachs Group Inc.	6.561%	10/24/34	10,000	9,945
	Hanover Insurance Group Inc.	2.500%	9/1/30	5,000	3,743
	Hartford Financial Services Group Inc.	2.800%	8/19/29	3,926	3,325
	HSBC Holdings plc	4.583%	6/19/29	10,000	9,112
	HSBC Holdings plc	2.206%	8/17/29	15,000	12,189
[8]	HSBC Holdings plc	0.641%	9/24/29	13,500	11,794
	HSBC Holdings plc	4.950%	3/31/30	12,320	11,320
	HSBC Holdings plc	3.973%	5/22/30	62,323	53,835
	HSBC Holdings plc	2.848%	6/4/31	47,495	37,281
	HSBC Holdings plc	2.357%	8/18/31	33,560	25,278
[9]	HSBC Holdings plc	6.800%	9/14/31	4,811	5,883
	HSBC Holdings plc	2.804%	5/24/32	56,067	42,167
	HSBC Holdings plc	2.871%	11/22/32	24,000	17,901
	HSBC Holdings plc	4.762%	3/29/33	18,000	14,885
	HSBC Holdings plc	5.402%	8/11/33	40,700	36,543
	HSBC Holdings plc	8.113%	11/3/33	30,000	31,075
	HSBC Holdings plc	6.254%	3/9/34	18,000	17,079
	HSBC Holdings plc	6.547%	6/20/34	24,380	22,732
	HSBC Holdings plc	6.332%	3/9/44	5,100	4,730
	Huntington Bancshares Inc.	2.550%	2/4/30	20,000	15,357
	Huntington Bancshares Inc.	5.023%	5/17/33	74,151	63,526
	Huntington National Bank	5.650%	1/10/30	18,750	17,166
	ING Groep NV	4.050%	4/9/29	8,264	7,385
	ING Groep NV	4.252%	3/28/33	5,000	4,188
	ING Groep NV	6.114%	9/11/34	40,000	37,463
	Intercontinental Exchange Inc.	4.350%	6/15/29	20,300	18,769
	Intercontinental Exchange Inc.	2.100%	6/15/30	24,270	19,040
	Intercontinental Exchange Inc.	1.850%	9/15/32	4,800	3,414
	Intercontinental Exchange Inc.	4.600%	3/15/33	17,500	15,632
	Intercontinental Exchange Inc.	4.950%	6/15/52	6,064	4,970
	Intercontinental Exchange Inc.	3.000%	9/15/60	5,000	2,677
[8]	Intesa Sanpaolo SpA	1.350%	2/24/31	5,900	4,657
[8]	JAB Holdings BV	4.750%	6/29/32	1,700	1,779

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	JAB Holdings BV	2.250%	12/19/39	2,000	1,392
	Jefferies Financial Group Inc.	4.150%	1/23/30	15,440	13,183
	Jefferies Financial Group Inc.	2.625%	10/15/31	7,243	5,340
	Jefferies Financial Group Inc.	2.750%	10/15/32	25,100	18,169
	JPMorgan Chase & Co.	4.452%	12/5/29	22,800	20,964
	JPMorgan Chase & Co.	3.702%	5/6/30	50,239	44,055
	JPMorgan Chase & Co.	4.565%	6/14/30	30,000	27,541
	JPMorgan Chase & Co.	2.739%	10/15/30	81,229	66,701
	JPMorgan Chase & Co.	4.493%	3/24/31	15,100	13,620
	JPMorgan Chase & Co.	2.522%	4/22/31	32,000	25,466
	JPMorgan Chase & Co.	2.956%	5/13/31	45,985	37,168
	JPMorgan Chase & Co.	1.764%	11/19/31	55,000	40,639
	JPMorgan Chase & Co.	1.953%	2/4/32	41,570	30,879
	JPMorgan Chase & Co.	2.580%	4/22/32	65,950	50,911
	JPMorgan Chase & Co.	2.545%	11/8/32	65,000	49,255
	JPMorgan Chase & Co.	2.963%	1/25/33	81,430	63,449
	JPMorgan Chase & Co.	4.586%	4/26/33	44,100	38,763
	JPMorgan Chase & Co.	4.912%	7/25/33	77,670	69,815
	JPMorgan Chase & Co.	5.350%	6/1/34	20,000	18,437
	JPMorgan Chase & Co.	6.254%	10/23/34	40,000	39,449
	Kemper Corp.	2.400%	9/30/30	4,837	3,514
	Kemper Corp.	3.800%	2/23/32	10,000	7,615
	KeyBank NA	4.900%	8/8/32	10,000	7,379
	KeyBank NA	5.000%	1/26/33	11,445	9,209
	KeyCorp	4.789%	6/1/33	26,000	20,496
[5]	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.	4.750%	6/15/29	2,664	2,147
	Lazard Group LLC	4.500%	9/19/28	23,004	21,146
	Lazard Group LLC	4.375%	3/11/29	555	504
	Lloyds Banking Group plc	4.976%	8/11/33	24,100	20,927
	Lloyds Banking Group plc	7.953%	11/15/33	8,785	8,905
	M&T Bank Corp.	4.553%	8/16/28	9,658	8,786
	M&T Bank Corp.	7.413%	10/30/29	30,470	30,554
	M&T Bank Corp.	5.053%	1/27/34	76,807	64,259
[6,11]	Macquarie Bank Ltd., 3M Australian Bank Bill Rate + 2.700%	6.820%	6/7/32	3,070	1,988
	Markel Group Inc.	3.350%	9/17/29	5,000	4,350
	Marsh & McLennan Cos. Inc.	4.375%	3/15/29	16,129	15,094
	Marsh & McLennan Cos. Inc.	2.250%	11/15/30	18,675	14,674
	Marsh & McLennan Cos. Inc.	5.750%	11/1/32	18,000	17,556
	MetLife Inc.	6.500%	12/15/32	9,856	10,085
	MetLife Inc.	5.375%	7/15/33	22,690	21,213
	MetLife Inc.	5.250%	1/15/54	4,750	3,973
[8]	Metropolitan Life Global Funding I	3.750%	12/5/30	6,100	6,277
[5]	Midcap Financial Issuer Trust	5.625%	1/15/30	2,360	1,828
	Mitsubishi UFJ Financial Group Inc.	3.195%	7/18/29	41,735	35,555
	Mitsubishi UFJ Financial Group Inc.	2.559%	2/25/30	37,878	30,396
	Mitsubishi UFJ Financial Group Inc.	5.475%	2/22/31	18,540	17,629
	Mitsubishi UFJ Financial Group Inc.	2.309%	7/20/32	54,920	41,008
	Mitsubishi UFJ Financial Group Inc.	2.494%	10/13/32	11,562	8,700
	Mitsubishi UFJ Financial Group Inc.	2.852%	1/19/33	5,000	3,841
	Mitsubishi UFJ Financial Group Inc.	5.133%	7/20/33	16,200	14,798
	Mitsubishi UFJ Financial Group Inc.	5.472%	9/13/33	5,000	4,671
	Mitsubishi UFJ Financial Group Inc.	5.441%	2/22/34	39,310	36,594
	Mitsubishi UFJ Financial Group Inc.	5.406%	4/19/34	14,500	13,468
	Mizuho Financial Group Inc.	3.153%	7/16/30	21,400	17,969
	Mizuho Financial Group Inc.	2.869%	9/13/30	10,620	8,733
	Mizuho Financial Group Inc.	2.591%	5/25/31	19,607	15,375

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Mizuho Financial Group Inc.	5.739%	5/27/31	25,000	23,808
	Mizuho Financial Group Inc.	2.201%	7/10/31	20,000	15,192
	Mizuho Financial Group Inc.	2.260%	7/9/32	12,000	8,825
	Mizuho Financial Group Inc.	5.748%	7/6/34	21,570	20,051
[8]	Morgan Stanley	0.495%	10/26/29	2,500	2,169
	Morgan Stanley	4.431%	1/23/30	55,640	50,653
	Morgan Stanley	2.699%	1/22/31	51,418	41,334
	Morgan Stanley	3.622%	4/1/31	61,573	52,154
	Morgan Stanley	1.794%	2/13/32	47,634	34,467
	Morgan Stanley	7.250%	4/1/32	4,880	5,206
	Morgan Stanley	1.928%	4/28/32	56,429	40,906
	Morgan Stanley	2.239%	7/21/32	62,078	45,804
	Morgan Stanley	2.511%	10/20/32	40,000	29,920
	Morgan Stanley	2.943%	1/21/33	25,000	19,180
	Morgan Stanley	4.889%	7/20/33	44,354	39,262
	Morgan Stanley	6.342%	10/18/33	58,993	57,831
[8]	Morgan Stanley	5.148%	1/25/34	5,500	5,925
	Morgan Stanley	5.250%	4/21/34	45,805	41,268
	Morgan Stanley	5.424%	7/21/34	49,420	45,103
	Morgan Stanley	6.627%	11/1/34	29,730	29,765
	Morgan Stanley	2.484%	9/16/36	30,000	21,269
	Morgan Stanley	5.297%	4/20/37	30,652	26,616
	Morgan Stanley	5.948%	1/19/38	42,820	38,962
	Nasdaq Inc.	1.650%	1/15/31	21,156	15,630
	Nasdaq Inc.	5.550%	2/15/34	81,350	75,394
	Nasdaq Inc.	5.950%	8/15/53	4,750	4,240
	Natwest Group plc	5.076%	1/27/30	24,601	22,580
	Natwest Group plc	4.445%	5/8/30	7,550	6,693
	Natwest Group plc	6.016%	3/2/34	15,000	13,962
	Natwest Group plc	3.032%	11/28/35	15,000	10,997
	Navient Corp.	9.375%	7/25/30	588	554
[9]	NIBC Bank NV	3.125%	11/15/23	9,300	11,288
	Nomura Holdings Inc.	2.172%	7/14/28	24,800	20,370
	Nomura Holdings Inc.	3.103%	1/16/30	4,947	4,010
	Nomura Holdings Inc.	2.679%	7/16/30	24,829	19,241
	Nomura Holdings Inc.	2.608%	7/14/31	11,000	8,187
	Nomura Holdings Inc.	2.999%	1/22/32	10,000	7,569
	Nomura Holdings Inc.	6.181%	1/18/33	9,626	9,232
	Nomura Holdings Inc.	6.087%	7/12/33	11,300	10,778
[8]	Nordea Bank Abp	2.500%	5/23/29	9,300	8,966
	Northern Trust Corp.	6.125%	11/2/32	35,000	33,714
	OneMain Finance Corp.	3.500%	1/15/27	1,855	1,570
	ORIX Corp.	2.250%	3/9/31	5,217	4,028
[5]	Penske Truck Leasing Co. Lp / PTL Finance Corp.	6.200%	6/15/30	14,686	14,312
[9]	Phoenix Group Holdings plc	5.625%	4/28/31	5,200	5,441
[5]	Pine Street Trust I	4.572%	2/15/29	250	225
	PNC Bank NA	2.700%	10/22/29	29,415	23,306
	PNC Financial Services Group Inc.	3.450%	4/23/29	22,603	19,522
	PNC Financial Services Group Inc.	2.550%	1/22/30	50,171	39,758
	PNC Financial Services Group Inc.	4.626%	6/6/33	10,000	8,336
	PNC Financial Services Group Inc.	6.037%	10/28/33	59,000	55,554
	PNC Financial Services Group Inc.	5.068%	1/24/34	27,580	24,250
	PNC Financial Services Group Inc.	5.939%	8/18/34	15,360	14,309
	PNC Financial Services Group Inc.	6.875%	10/20/34	59,400	59,364
	Principal Financial Group Inc.	3.700%	5/15/29	18,767	16,644
	Principal Financial Group Inc.	5.500%	3/15/53	8,403	7,005
	Progressive Corp.	3.200%	3/26/30	14,172	12,082

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Progressive Corp.	4.950%	6/15/33	34,500	31,804
[5]	Protective Life Corp.	4.300%	9/30/28	5,480	5,049
	Prudential Financial Inc.	2.100%	3/10/30	2,750	2,207
	Prudential Financial Inc.	3.700%	10/1/50	4,495	3,554
	Prudential Financial Inc.	3.700%	3/13/51	7,500	4,898
	Prudential Financial Inc.	5.125%	3/1/52	10,000	8,476
	Prudential Financial Inc.	6.000%	9/1/52	9,328	8,341
	Prudential Financial Inc.	6.750%	3/1/53	20,000	18,876
	Prudential Funding Asia plc	3.125%	4/14/30	1,500	1,251
	Regions Financial Corp.	1.800%	8/12/28	10,000	7,802
	Reinsurance Group of America Inc.	3.900%	5/15/29	6,800	5,991
	Reinsurance Group of America Inc.	3.150%	6/15/30	2,925	2,371
	RenaissanceRe Holdings Ltd.	5.750%	6/5/33	15,290	14,084
[9]	Rothesay Life plc	8.000%	10/30/25	3,748	4,596
[9]	Rothesay Life plc	7.734%	5/16/33	800	936
[8]	Royal Bank of Canada	2.125%	4/26/29	11,100	10,482
	Royal Bank of Canada	2.300%	11/3/31	24,000	18,086
	Royal Bank of Canada	5.000%	2/1/33	33,270	30,078
	Royal Bank of Canada	5.000%	5/2/33	14,551	13,100
[8]	Standard Chartered plc	4.874%	5/10/31	3,200	3,300
	State Street Corp.	2.623%	2/7/33	10,000	7,577
	State Street Corp.	4.421%	5/13/33	15,000	13,112
	State Street Corp.	4.821%	1/26/34	26,240	23,233
	State Street Corp.	5.159%	5/18/34	30,000	27,145
	State Street Corp.	3.031%	11/1/34	3,000	2,480
	Stifel Financial Corp.	4.000%	5/15/30	4,000	3,352
	Sumitomo Mitsui Financial Group Inc.	3.040%	7/16/29	44,665	37,637
	Sumitomo Mitsui Financial Group Inc.	2.724%	9/27/29	3,000	2,469
	Sumitomo Mitsui Financial Group Inc.	5.710%	1/13/30	25,249	24,308
	Sumitomo Mitsui Financial Group Inc.	2.750%	1/15/30	32,727	26,569
	Sumitomo Mitsui Financial Group Inc.	2.130%	7/8/30	29,868	22,873
	Sumitomo Mitsui Financial Group Inc.	5.852%	7/13/30	25,000	24,209
	Sumitomo Mitsui Financial Group Inc.	2.142%	9/23/30	14,237	10,791
	Sumitomo Mitsui Financial Group Inc.	1.710%	1/12/31	9,400	6,844
	Sumitomo Mitsui Financial Group Inc.	2.222%	9/17/31	7,500	5,556
	Sumitomo Mitsui Financial Group Inc.	5.766%	1/13/33	25,450	24,152
	Synchrony Financial	2.875%	10/28/31	12,000	8,147
	Synovus Bank	5.625%	2/15/28	8,230	7,292
	Toronto-Dominion Bank	2.450%	1/12/32	14,045	10,578
	Toronto-Dominion Bank	3.200%	3/10/32	45,055	35,792
	Toronto-Dominion Bank	4.456%	6/8/32	27,190	23,704
	Travelers Cos. Inc.	5.350%	11/1/40	5,000	4,555
	Truist Bank	2.250%	3/11/30	34,140	25,196
	Truist Financial Corp.	3.875%	3/19/29	10,000	8,546
	Truist Financial Corp.	1.950%	6/5/30	12,000	8,942
	Truist Financial Corp.	4.916%	7/28/33	11,373	9,305
	Truist Financial Corp.	6.123%	10/28/33	13,125	12,151
	Truist Financial Corp.	5.122%	1/26/34	25,020	21,490
	Truist Financial Corp.	5.867%	6/8/34	25,000	22,752
	UBS AG	5.650%	9/11/28	42,500	41,578
[8]	UBS Group AG	7.750%	3/1/29	6,100	7,146
	US Bancorp	3.000%	7/30/29	21,800	17,803
	US Bancorp	1.375%	7/22/30	32,000	22,737
	US Bancorp	4.967%	7/22/33	40,025	33,579
	US Bancorp	5.850%	10/21/33	51,770	47,566
	US Bancorp	4.839%	2/1/34	44,515	38,043
	US Bancorp	5.836%	6/12/34	62,590	57,723
	US Bancorp	2.491%	11/3/36	7,250	4,960

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[12,13]	Washington Mutual Bank / Debt not acquired by JPMorgan	5.500%	1/15/13	6,147	1
[12,13]	Washington Mutual Bank / Debt not acquired by JPMorgan	5.650%	8/15/14	7,500	1
[12,13]	Washington Mutual Bank / Debt not acquired by JPMorgan	5.125%	1/15/15	9,000	1
[11]	Wells Fargo & Co.	4.000%	4/27/27	13,972	8,266
	Wells Fargo & Co.	4.150%	1/24/29	35,949	32,643
[8]	Wells Fargo & Co.	1.741%	5/4/30	6,400	5,841
	Wells Fargo & Co.	2.879%	10/30/30	71,832	58,707
	Wells Fargo & Co.	2.572%	2/11/31	52,900	41,927
	Wells Fargo & Co.	4.478%	4/4/31	33,500	29,758
	Wells Fargo & Co.	3.350%	3/2/33	67,030	52,781
	Wells Fargo & Co.	4.897%	7/25/33	79,655	69,997
	Wells Fargo & Co.	5.389%	4/24/34	82,000	74,238
	Wells Fargo & Co.	5.557%	7/25/34	82,415	75,488
[9]	Wells Fargo & Co.	4.875%	11/29/35	1,600	1,602
	Westpac Banking Corp.	1.953%	11/20/28	14,400	12,031
	Westpac Banking Corp.	2.650%	1/16/30	5,000	4,180
	Westpac Banking Corp.	5.405%	8/10/33	15,000	13,214
	Westpac Banking Corp.	4.110%	7/24/34	11,175	9,503
	Westpac Banking Corp.	2.668%	11/15/35	20,000	14,555
[6,11]	Westpac Banking Corp., 3M Australian Bank Bill Rate + 1.550%	5.892%	1/29/31	12,200	7,703
	Willis North America Inc.	4.500%	9/15/28	14,000	13,019
	Willis North America Inc.	2.950%	9/15/29	52,892	44,348
	Willis North America Inc.	5.350%	5/15/33	15,000	13,671
					8,471,894
Health Care (9.0%)
	Abbott Laboratories	1.400%	6/30/30	5,000	3,881
	AbbVie Inc.	4.250%	11/14/28	42,136	39,676
	AbbVie Inc.	3.200%	11/21/29	81,974	71,440
	Agilent Technologies Inc.	2.750%	9/15/29	10,000	8,423
	Agilent Technologies Inc.	2.300%	3/12/31	25,000	19,356
	AmerisourceBergen Corp.	2.800%	5/15/30	6,000	4,929
	Amgen Inc.	3.000%	2/22/29	19,824	17,405
	Amgen Inc.	4.050%	8/18/29	65,000	59,425
	Amgen Inc.	2.450%	2/21/30	29,420	24,014
	Amgen Inc.	5.250%	3/2/30	53,550	51,418
	Amgen Inc.	2.300%	2/25/31	46,020	35,958
	Amgen Inc.	3.350%	2/22/32	19,065	15,692
	Amgen Inc.	5.250%	3/2/33	77,000	71,829
	Anthem Inc.	2.875%	9/15/29	39,704	33,719
	Anthem Inc.	2.250%	5/15/30	6,441	5,134
	Ascension Health	2.532%	11/15/29	2,500	2,102
	Astrazeneca Finance LLC	1.750%	5/28/28	34,477	29,310
[8]	AstraZeneca plc	0.375%	6/3/29	5,300	4,659
	AstraZeneca plc	1.375%	8/6/30	93,854	71,428
[5]	Bausch & Lomb Escrow Corp.	8.375%	10/1/28	485	482
	Baxter International Inc.	2.272%	12/1/28	16,445	13,609
	Baxter International Inc.	3.950%	4/1/30	14,000	12,152
	Baxter International Inc.	1.730%	4/1/31	10,000	7,259
	Baxter International Inc.	2.539%	2/1/32	23,700	17,758
[8]	Bayer AG	1.000%	1/12/36	400	274
	Becton Dickinson & Co	4.298%	8/22/32	27,000	23,702
	Becton Dickinson & Co.	2.823%	5/20/30	21,220	17,469
	Becton Dickinson & Co.	1.957%	2/11/31	22,587	17,191
	Bon Secours Mercy Health Inc.	4.302%	7/1/28	12,500	11,638

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Boston Scientific Corp.	2.650%	6/1/30	77,567	63,788
	Bristol-Myers Squibb Co.	1.450%	11/13/30	51,570	38,865
	Bristol-Myers Squibb Co.	2.950%	3/15/32	38,345	31,160
[5]	Catalent Pharma Solutions Inc.	3.125%	2/15/29	1,598	1,265
[5]	Catalent Pharma Solutions Inc.	3.500%	4/1/30	1,023	803
	Cedars-Sinai Health System	2.288%	8/15/31	2,000	1,542
	Cencora Inc.	2.700%	3/15/31	71,871	56,914
	Centene Corp.	2.450%	7/15/28	9,825	8,263
	Centene Corp.	4.625%	12/15/29	40,000	35,744
	Centene Corp.	3.375%	2/15/30	41,231	34,116
	Centene Corp.	3.000%	10/15/30	31,830	25,166
	Centene Corp.	2.500%	3/1/31	40,000	30,292
	Centene Corp.	2.625%	8/1/31	20,959	15,803
	CHRISTUS Health	4.341%	7/1/28	14,800	13,943
	Cigna Group	4.375%	10/15/28	64,260	60,061
	Cigna Group	2.400%	3/15/30	35,139	28,366
	Cigna Group	2.375%	3/15/31	37,985	29,587
	CommonSpirit Health	2.782%	10/1/30	509	408
[5]	CSL Finance plc	4.250%	4/27/32	26,665	23,659
	CVS Health Corp.	5.000%	1/30/29	25,600	24,487
	CVS Health Corp.	3.250%	8/15/29	53,383	46,100
	CVS Health Corp.	5.125%	2/21/30	51,095	48,085
	CVS Health Corp.	3.750%	4/1/30	17,849	15,520
	CVS Health Corp.	1.750%	8/21/30	44,635	33,710
	CVS Health Corp.	5.250%	1/30/31	20,000	18,826
	CVS Health Corp.	1.875%	2/28/31	37,668	27,992
	CVS Health Corp.	5.250%	2/21/33	15,000	13,831
	CVS Health Corp.	5.300%	6/1/33	36,900	34,033
[5]	DaVita Inc.	3.750%	2/15/31	1,430	1,029
	Elevance Health Inc.	4.100%	5/15/32	10,000	8,670
	Elevance Health Inc.	5.500%	10/15/32	32,000	30,619
	Eli Lilly & Co.	3.375%	3/15/29	8,300	7,555
	Eli Lilly & Co.	4.700%	2/27/33	7,145	6,702
[5]	Fortrea Holdings Inc.	7.500%	7/1/30	775	749
[8]	Fresenius Finance Ireland plc	3.000%	1/30/32	2,900	2,670
	GE HealthCare Technologies Inc.	5.857%	3/15/30	47,180	46,089
	GE HealthCare Technologies Inc.	5.905%	11/22/32	31,925	30,886
	HCA Inc.	3.375%	3/15/29	15,000	12,892
	HCA Inc.	3.500%	9/1/30	61,425	50,839
	HCA Inc.	2.375%	7/15/31	40,000	29,720
	HCA Inc.	3.625%	3/15/32	40,495	32,520
[5]	Highmark Inc.	2.550%	5/10/31	20,000	14,842
	Humana Inc.	4.875%	4/1/30	1,758	1,637
	Humana Inc.	2.150%	2/3/32	5,000	3,683
	Humana Inc.	5.875%	3/1/33	20,000	19,388
[5]	IQVIA Inc.	6.500%	5/15/30	1,245	1,208
[8]	Johnson & Johnson	1.650%	5/20/35	800	688
[5]	LifePoint Health Inc.	11.000%	10/15/30	495	466
[5]	Medline Borrower LP	3.875%	4/1/29	1,070	903
[5]	Medline Borrower LP	5.250%	10/1/29	489	416
	Merck & Co. Inc.	4.300%	5/17/30	12,500	11,579
	Merck & Co. Inc.	1.450%	6/24/30	17,000	13,061
	Merck & Co. Inc.	2.150%	12/10/31	60,631	46,723
	Merck & Co. Inc.	4.500%	5/17/33	8,335	7,576
	Novartis Capital Corp.	2.200%	8/14/30	4,570	3,716
[5]	Organon & Co. / Organon Foreign Debt Co.-Issuer BV	4.125%	4/30/28	2,142	1,851

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Organon & Co. / Organon Foreign Debt Co.-Issuer BV	5.125%	4/30/31	812	635
[5]	Owens & Minor Inc.	6.625%	4/1/30	245	215
	Pfizer Inc.	1.700%	5/28/30	14,272	11,240
	Pfizer Inc.	1.750%	8/18/31	13,540	10,220
[9]	Pfizer Inc.	2.735%	6/15/43	400	313
	Pfizer Investment Enterprises Pte Ltd.	4.650%	5/19/30	97,450	91,624
	Pfizer Investment Enterprises Pte Ltd.	4.750%	5/19/33	87,235	80,066
	Providence St. Joseph Health Obligated Group	2.532%	10/1/29	9,129	7,498
	Quest Diagnostics Inc.	2.950%	6/30/30	16,761	13,758
	Quest Diagnostics Inc.	2.800%	6/30/31	6,655	5,264
	Regeneron Pharmaceuticals Inc.	1.750%	9/15/30	15,000	11,295
	Revvity Inc.	1.900%	9/15/28	42,366	34,764
	Revvity Inc.	3.300%	9/15/29	5,000	4,262
	Revvity Inc.	2.250%	9/15/31	11,000	8,181
[5]	Roche Holdings Inc.	1.930%	12/13/28	22,500	18,980
[5]	Roche Holdings Inc.	2.076%	12/13/31	36,730	28,214
	Royalty Pharma plc	2.200%	9/2/30	24,500	18,681
	Royalty Pharma plc	2.150%	9/2/31	4,000	2,936
[8]	Sanofi SA	1.375%	3/21/30	400	368
	Stanford Health Care	3.310%	8/15/30	17,000	14,567
[5]	Star Parent Inc.	9.000%	10/1/30	760	755
	STERIS Irish FinCo Unlimited Co.	2.700%	3/15/31	22,000	17,408
	Stryker Corp.	1.950%	6/15/30	13,250	10,352
	Sutter Health	5.164%	8/15/33	3,715	3,469
	Takeda Pharmaceutical Co. Ltd.	5.000%	11/26/28	35,329	34,104
	Takeda Pharmaceutical Co. Ltd.	2.050%	3/31/30	93,085	73,589
	Tenet Healthcare Corp.	4.875%	1/1/26	3,474	3,333
	Tenet Healthcare Corp.	6.250%	2/1/27	1,641	1,576
	Tenet Healthcare Corp.	4.250%	6/1/29	1,804	1,546
[5]	Tenet Healthcare Corp.	6.750%	5/15/31	1,467	1,393
	Teva Pharmaceutical Finance Netherlands III BV	5.125%	5/9/29	573	499
	Teva Pharmaceutical Finance Netherlands III BV	7.875%	9/15/29	810	797
	Teva Pharmaceutical Finance Netherlands III BV	8.125%	9/15/31	1,020	1,009
	Teva Pharmaceutical Finance Netherlands III BV	4.100%	10/1/46	350	211
	Thermo Fisher Scientific Inc.	1.750%	10/15/28	9,050	7,567
	Thermo Fisher Scientific Inc.	2.600%	10/1/29	25,879	21,938
	Thermo Fisher Scientific Inc.	2.000%	10/15/31	46,981	35,426
	Thermo Fisher Scientific Inc.	4.950%	11/21/32	23,525	21,892
	UnitedHealth Group Inc.	3.875%	12/15/28	20,288	18,836
	UnitedHealth Group Inc.	4.250%	1/15/29	17,190	16,159
	UnitedHealth Group Inc.	2.875%	8/15/29	5,666	4,914
	UnitedHealth Group Inc.	5.300%	2/15/30	70,780	69,461
	UnitedHealth Group Inc.	2.000%	5/15/30	10,000	7,945
	UnitedHealth Group Inc.	4.200%	5/15/32	16,697	14,795
	UnitedHealth Group Inc.	5.350%	2/15/33	33,535	32,222
	UnitedHealth Group Inc.	4.500%	4/15/33	14,815	13,331
	Viatris Inc.	2.700%	6/22/30	3,969	3,049
	Zoetis Inc.	2.000%	5/15/30	19,148	15,078
	Zoetis Inc.	5.600%	11/16/32	23,590	22,868
					2,660,941
Industrials (5.3%)
	3M Co.	3.375%	3/1/29	10,087	8,867
	3M Co.	2.375%	8/26/29	8,000	6,531

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	3M Co.	3.050%	4/15/30	15,359	12,968
[5]	Air Canada	3.875%	8/15/26	2,580	2,349
[5]	Allison Transmission Inc.	4.750%	10/1/27	3,940	3,602
[5]	American Airlines Inc.	11.750%	7/15/25	685	726
[5]	American Airlines Inc.	7.250%	2/15/28	672	626
[5]	American Airlines Inc. / AAdvantage Loyalty IP Ltd.	5.500%	4/20/26	2,446	2,378
[4,5]	American Airlines Inc. / AAdvantage Loyalty IP Ltd.	5.750%	4/20/29	5,073	4,576
[5]	AP Moller - Maersk A/S	5.875%	9/14/33	10,000	9,453
[11]	Aurizon Finance Pty Ltd.	3.000%	3/9/28	40,230	21,808
[5]	BAE Systems plc	1.900%	2/15/31	6,670	5,027
	Boeing Co.	3.200%	3/1/29	36,191	31,245
	Boeing Co.	5.150%	5/1/30	96,841	90,735
	Boeing Co.	3.625%	2/1/31	31,800	26,805
	Boeing Co.	6.125%	2/15/33	9,182	9,025
	Burlington Northern Santa Fe LLC	3.050%	2/15/51	5,000	2,964
	Burlington Northern Santa Fe LLC	4.450%	1/15/53	5,000	3,865
	Canadian National Railway Co.	3.850%	8/5/32	26,585	22,998
	Canadian National Railway Co.	4.400%	8/5/52	5,000	3,859
	Canadian Pacific Railway Co.	2.050%	3/5/30	3,000	2,381
	Canadian Pacific Railway Co.	2.450%	12/2/31	9,990	8,730
[5]	Cargo Aircraft Management Inc.	4.750%	2/1/28	1,564	1,380
	Carrier Global Corp.	2.722%	2/15/30	21,000	17,104
	Caterpillar Inc.	2.600%	4/9/30	17,345	14,587
[5]	Chart Industries Inc.	7.500%	1/1/30	385	378
[5]	Chart Industries Inc.	9.500%	1/1/31	276	284
	CSX Corp.	2.400%	2/15/30	8,663	7,073
	CSX Corp.	4.100%	11/15/32	30,000	26,246
[5]	Daimler Truck Finance North America LLC	2.375%	12/14/28	5,000	4,194
[5]	Daimler Truck Finance North America LLC	5.500%	9/20/33	21,530	19,830
	Deere & Co.	3.100%	4/15/30	2,000	1,725
	Delta Air Lines Inc.	2.900%	10/28/24	1,255	1,204
	Delta Air Lines Inc.	3.750%	10/28/29	2,023	1,720
[4]	Delta Air Lines Pass Through Trust Class AA Series 2020-1	2.000%	12/10/29	8,206	7,080
	Dover Corp.	2.950%	11/4/29	3,000	2,578
	Eaton Corp.	4.150%	3/15/33	50,000	43,968
[5]	Embraer Netherlands Finance BV	7.000%	7/28/30	4,000	3,904
[5]	Emerald Debt Merger Sub LLC	6.625%	12/15/30	1,175	1,119
	Emerson Electric Co.	2.000%	12/21/28	51,791	43,872
	Emerson Electric Co.	2.200%	12/21/31	17,775	13,805
	Emerson Electric Co.	2.800%	12/21/51	3,000	1,701
	FedEx Corp.	3.100%	8/5/29	12,359	10,685
	FedEx Corp.	2.400%	5/15/31	32,544	25,412
[5]	Gates Global LLC / Gates Corp.	6.250%	1/15/26	639	624
	GE Capital Funding LLC	4.550%	5/15/32	12,131	10,895
	General Dynamics Corp.	3.625%	4/1/30	28,207	25,082
	General Dynamics Corp.	2.250%	6/1/31	10,000	7,898
[8]	Heathrow Funding Ltd.	1.125%	10/8/32	8,100	6,802
[8]	Heathrow Funding Ltd.	1.875%	3/14/36	1,500	1,219
	Honeywell International Inc.	4.250%	1/15/29	14,875	14,033
	Honeywell International Inc.	2.700%	8/15/29	14,138	12,159
	Honeywell International Inc.	1.950%	6/1/30	21,224	16,859
	Honeywell International Inc.	1.750%	9/1/31	35,142	26,328
	Honeywell International Inc.	5.000%	2/15/33	53,365	50,398
	Hubbell Inc.	2.300%	3/15/31	15,000	11,619
	Huntington Ingalls Industries Inc.	2.043%	8/16/28	25,450	21,188

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Huntington Ingalls Industries Inc.	4.200%	5/1/30	15,053	13,310
	Ingersoll Rand Inc.	5.700%	8/14/33	20,000	18,899
	Jacobs Engineering Group Inc.	5.900%	3/1/33	11,580	10,728
	John Deere Capital Corp.	2.800%	7/18/29	12,294	10,637
	John Deere Capital Corp.	4.850%	10/11/29	28,760	27,869
	John Deere Capital Corp.	4.700%	6/10/30	15,000	14,126
	John Deere Capital Corp.	5.150%	9/8/33	19,280	18,323
	L3Harris Technologies Inc.	2.900%	12/15/29	7,831	6,583
	L3Harris Technologies Inc.	1.800%	1/15/31	14,540	10,842
	L3Harris Technologies Inc.	5.400%	7/31/33	52,985	49,499
	Lockheed Martin Corp.	1.850%	6/15/30	7,138	5,608
	Lockheed Martin Corp.	3.900%	6/15/32	25,330	22,179
	Lockheed Martin Corp.	5.250%	1/15/33	13,340	12,845
	Lockheed Martin Corp.	4.150%	6/15/53	7,500	5,574
[11]	Lonsdale Finance Pty Ltd.	2.100%	10/15/27	32,000	17,485
	Norfolk Southern Corp.	2.550%	11/1/29	7,509	6,229
	Norfolk Southern Corp.	2.300%	5/15/31	10,000	7,831
	Northrop Grumman Corp.	4.400%	5/1/30	32,630	30,062
	Northrop Grumman Corp.	4.700%	3/15/33	26,740	24,347
	Otis Worldwide Corp.	2.565%	2/15/30	28,769	23,403
[11]	Pacific National Finance Pty Ltd.	5.400%	5/12/27	22,860	13,583
[11]	Pacific National Finance Pty Ltd.	3.700%	9/24/29	18,940	9,587
	Parker-Hannifin Corp.	3.250%	6/14/29	3,000	2,635
	Parker-Hannifin Corp.	4.500%	9/15/29	25,000	23,257
[11]	Qantas Airways Ltd.	4.750%	10/12/26	32,930	20,083
[11]	Qantas Airways Ltd.	3.150%	9/27/28	20,500	11,175
[11]	Qantas Airways Ltd.	2.950%	11/27/29	4,270	2,177
	Quanta Services Inc.	2.900%	10/1/30	8,400	6,610
	Quanta Services Inc.	2.350%	1/15/32	7,000	5,036
[5]	Regal Rexnord Corp.	6.400%	4/15/33	6,750	6,201
	Republic Services Inc.	1.450%	2/15/31	10,000	7,349
	Republic Services Inc.	1.750%	2/15/32	12,620	9,182
	Republic Services Inc.	5.000%	4/1/34	10,250	9,400
	Rockwell Automation Inc.	1.750%	8/15/31	7,500	5,657
[5]	Roller Bearing Co. of America Inc.	4.375%	10/15/29	745	632
[5]	Rolls-Royce plc	3.625%	10/14/25	392	369
[5]	Rolls-Royce plc	5.750%	10/15/27	1,974	1,871
	RTX Corp.	2.250%	7/1/30	38,811	30,457
	RTX Corp.	1.900%	9/1/31	47,566	34,898
	RTX Corp.	2.375%	3/15/32	15,351	11,530
	RTX Corp.	5.150%	2/27/33	51,088	47,105
	Ryder System Inc.	6.599%	12/1/33	17,805	17,673
	Southwest Airlines Co.	7.375%	3/1/27	4,930	5,035
	Southwest Airlines Co.	2.625%	2/10/30	34,590	27,911
[5]	Spirit AeroSystems Inc.	7.500%	4/15/25	351	350
[5]	Spirit AeroSystems Inc.	9.375%	11/30/29	1,157	1,189
[5]	TopBuild Corp.	3.625%	3/15/29	628	525
[5]	TopBuild Corp.	4.125%	2/15/32	1,494	1,185
[5]	TransDigm Inc.	6.250%	3/15/26	3,889	3,802
[5]	TransDigm Inc.	6.750%	8/15/28	745	724
[5]	TransDigm Inc.	6.875%	12/15/30	1,225	1,185
	Trimble Inc.	6.100%	3/15/33	5,500	5,250
	Triton Container International Ltd. / TAL International Container Corp.	3.250%	3/15/32	3,930	2,844
[5]	Triumph Group Inc.	9.000%	3/15/28	1,003	971
	Tyco Electronics Group SA	2.500%	2/4/32	7,990	6,256
	Union Pacific Corp.	3.700%	3/1/29	8,149	7,474
	Union Pacific Corp.	2.400%	2/5/30	35,200	28,921

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Union Pacific Corp.	2.800%	2/14/32	13,000	10,405
[5]	United Airlines Inc.	4.375%	4/15/26	6,300	5,860
[5]	United Airlines Inc.	4.625%	4/15/29	4,865	4,113
[4]	United Airlines Pass Through Trust Class A Series 2020-1	5.875%	4/15/29	5,283	5,179
	Waste Management Inc.	2.000%	6/1/29	15,320	12,642
	Waste Management Inc.	4.625%	2/15/30	22,000	20,667
	Waste Management Inc.	1.500%	3/15/31	40,182	29,836
	Waste Management Inc.	4.150%	4/15/32	10,000	8,858
[5]	WESCO Distribution Inc.	7.250%	6/15/28	50	50
[11]	WestConnex Finance Co. Pty Ltd.	3.150%	3/31/31	30,000	14,903
[5]	Williams Scotsman Inc.	7.375%	10/1/31	245	242
					1,555,694
Materials (2.7%)
[5]	Advanced Drainage Systems Inc.	6.375%	6/15/30	645	611
	Air Products and Chemicals Inc.	2.050%	5/15/30	5,552	4,471
	Amcor Flexibles North America Inc.	2.690%	5/25/31	20,000	15,467
	ArcelorMittal SA	4.250%	7/16/29	10,000	9,011
[5]	Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance plc	4.000%	9/1/29	1,050	787
[5]	Ardagh Packaging Finance plc / Ardagh Holdings USA Inc.	5.250%	4/30/25	954	919
[5]	Arsenal AIC Parent LLC	8.000%	10/1/30	610	602
[5]	ASP Unifrax Holdings Inc.	5.250%	9/30/28	2,342	1,592
	Ball Corp.	2.875%	8/15/30	1,725	1,345
	Ball Corp.	3.125%	9/15/31	2,270	1,756
	BHP Billiton Finance USA Ltd.	5.250%	9/8/30	20,000	19,240
	BHP Billiton Finance USA Ltd.	4.900%	2/28/33	40,000	36,976
	BHP Billiton Finance USA Ltd.	5.250%	9/8/33	15,000	14,091
[5]	Big River Steel LLC / BRS Finance Corp.	6.625%	1/31/29	2,801	2,774
[5]	Canpack SA / Canpack US LLC	3.875%	11/15/29	5,573	4,344
	Celanese US Holdings LLC	6.330%	7/15/29	5,000	4,815
	Celanese US Holdings LLC	6.550%	11/15/30	25,000	24,022
	Celanese US Holdings LLC	6.700%	11/15/33	15,000	14,241
[5]	Chemours Co.	4.625%	11/15/29	4,943	3,822
[5]	Corp. Nacional del Cobre de Chile	5.950%	1/8/34	20,150	18,670
	Dow Chemical Co.	4.800%	11/30/28	4,000	3,823
	Dow Chemical Co.	2.100%	11/15/30	44,000	34,102
	Dow Chemical Co.	6.300%	3/15/33	8,000	8,030
	DuPont de Nemours Inc.	4.725%	11/15/28	12,000	11,469
	Eastman Chemical Co.	5.750%	3/8/33	15,000	13,900
	Ecolab Inc.	1.300%	1/30/31	21,853	16,098
	Ecolab Inc.	2.125%	2/1/32	10,000	7,614
[5]	Element Solutions Inc.	3.875%	9/1/28	1,913	1,628
	FMC Corp.	3.450%	10/1/29	8,000	6,624
	FMC Corp.	5.650%	5/18/33	19,940	17,564
	Freeport-McMoRan Inc.	4.375%	8/1/28	9,680	8,782
	Freeport-McMoRan Inc.	5.250%	9/1/29	22,881	21,548
	Freeport-McMoRan Inc.	4.250%	3/1/30	12,603	10,932
	Freeport-McMoRan Inc.	4.625%	8/1/30	5,933	5,239
[5]	Georgia-Pacific LLC	2.300%	4/30/30	33,445	26,719
[5]	Graphic Packaging International LLC	3.500%	3/15/28	2,015	1,771
[5]	Graphic Packaging International LLC	3.750%	2/1/30	205	169
[5]	Hudbay Minerals Inc.	4.500%	4/1/26	4,465	4,149
[5]	Ingevity Corp.	3.875%	11/1/28	733	600
[5]	Inversiones CMPC SA	6.125%	6/23/33	22,350	20,933
[5]	Kaiser Aluminum Corp.	4.500%	6/1/31	2,933	2,167
	Linde Inc.	1.100%	8/10/30	5,570	4,248

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	Linde plc	1.625%	3/31/35	10,600	8,610
	LYB International Finance III LLC	2.250%	10/1/30	5,000	3,861
	LYB International Finance III LLC	5.625%	5/15/33	12,000	11,247
	Martin Marietta Materials Inc.	2.400%	7/15/31	25,000	19,159
	Newmont Corp.	2.800%	10/1/29	32,675	27,393
	Newmont Corp.	2.250%	10/1/30	37,770	29,544
[5]	Novelis Corp.	4.750%	1/30/30	1,358	1,156
[5]	Novelis Corp.	3.875%	8/15/31	2,415	1,888
	Nucor Corp.	2.700%	6/1/30	15,060	12,450
	Nucor Corp.	3.125%	4/1/32	15,620	12,614
	Nutrien Ltd.	4.200%	4/1/29	17,656	16,202
	Nutrien Ltd.	2.950%	5/13/30	26,207	21,577
[5]	Olympus Water US Holding Corp.	4.250%	10/1/28	405	323
[5]	Olympus Water US Holding Corp.	9.750%	11/15/28	2,320	2,267
[5]	Owens-Brockway Glass Container Inc.	7.250%	5/15/31	435	398
	Packaging Corp. of America	3.000%	12/15/29	13,000	10,972
[5]	Pactiv Evergreen Group Issuer LLC / Pactiv Evergreen Group Issuer Inc.	4.375%	10/15/28	1,635	1,397
	PPG Industries Inc.	2.800%	8/15/29	11,000	9,396
	PPG Industries Inc.	2.550%	6/15/30	9,435	7,622
	Rio Tinto Finance USA plc	5.000%	3/9/33	30,000	28,097
	RPM International Inc.	4.550%	3/1/29	17,250	15,877
	RPM International Inc.	2.950%	1/15/32	3,415	2,604
[5]	Sealed Air Corp.	6.125%	2/1/28	233	222
[5]	Sealed Air Corp.	5.000%	4/15/29	511	455
	Sherwin-Williams Co.	2.950%	8/15/29	12,106	10,322
	Sherwin-Williams Co.	2.300%	5/15/30	20,563	16,389
	Sherwin-Williams Co.	2.200%	3/15/32	8,193	6,092
[5]	SNF Group SACA	3.125%	3/15/27	1,093	966
[5]	SNF Group SACA	3.375%	3/15/30	2,925	2,344
	Steel Dynamics Inc.	3.450%	4/15/30	27,891	23,602
	Steel Dynamics Inc.	3.250%	1/15/31	2,950	2,437
	Vale Overseas Ltd.	3.750%	7/8/30	5,000	4,207
	Vale Overseas Ltd.	6.125%	6/12/33	24,355	22,813
[5]	WR Grace Holdings LLC	7.375%	3/1/31	340	315
	WRKCo Inc.	3.900%	6/1/28	26,734	24,274
	WRKCo Inc.	4.900%	3/15/29	12,000	11,348
					778,105
Real Estate (5.0%)
	Agree LP	2.000%	6/15/28	15,750	12,902
	Agree LP	2.900%	10/1/30	6,500	5,177
	Agree LP	4.800%	10/1/32	7,000	6,068
	Agree LP	2.600%	6/15/33	5,720	4,068
	Alexandria Real Estate Equities Inc.	2.750%	12/15/29	27,005	21,997
	Alexandria Real Estate Equities Inc.	4.900%	12/15/30	20,060	18,281
	Alexandria Real Estate Equities Inc.	3.375%	8/15/31	12,881	10,452
	Alexandria Real Estate Equities Inc.	2.000%	5/18/32	12,233	8,599
	Alexandria Real Estate Equities Inc.	1.875%	2/1/33	5,000	3,407
	American Assets Trust LP	3.375%	2/1/31	11,292	8,121
	American Homes 4 Rent LP	2.375%	7/15/31	10,000	7,446
	American Homes 4 Rent LP	3.625%	4/15/32	5,000	4,031
	American Tower Corp.	3.600%	1/15/28	12,234	11,009
	American Tower Corp.	3.950%	3/15/29	9,000	8,017
	American Tower Corp.	3.800%	8/15/29	41,188	36,045
	American Tower Corp.	2.900%	1/15/30	25,100	20,480
	American Tower Corp.	2.100%	6/15/30	14,909	11,357
	American Tower Corp.	2.700%	4/15/31	20,000	15,463
	American Tower Corp.	2.300%	9/15/31	6,000	4,422

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	Aroundtown SA	0.000%	7/16/26	2,900	2,475
[8]	Aroundtown SA	2.875%	Perpetual	955	353
[8]	ATF Netherlands BV	7.078%	Perpetual	2,300	1,091
	AvalonBay Communities Inc.	1.900%	12/1/28	13,300	11,102
	AvalonBay Communities Inc.	3.300%	6/1/29	5,000	4,371
	AvalonBay Communities Inc.	2.300%	3/1/30	14,752	11,825
	AvalonBay Communities Inc.	2.450%	1/15/31	5,000	3,947
	AvalonBay Communities Inc.	5.000%	2/15/33	6,700	6,223
[8]	Blackstone Property Partners Europe Holdings Sarl	1.000%	10/20/26	5,267	4,825
[8]	Blackstone Property Partners Europe Holdings Sarl	3.625%	10/29/29	2,200	1,955
	Boston Properties LP	4.500%	12/1/28	10,000	8,791
	Boston Properties LP	3.400%	6/21/29	3,000	2,429
	Boston Properties LP	2.900%	3/15/30	31,368	23,980
	Boston Properties LP	3.250%	1/30/31	10,806	8,193
	Boston Properties LP	2.550%	4/1/32	16,096	11,150
	Brixmor Operating Partnership LP	2.250%	4/1/28	13,000	10,853
	Brixmor Operating Partnership LP	4.125%	5/15/29	8,000	7,008
	Brixmor Operating Partnership LP	4.050%	7/1/30	8,018	6,832
	Brixmor Operating Partnership LP	2.500%	8/16/31	20,000	14,708
	Corporate Office Properties LP	2.000%	1/15/29	20,000	15,174
	Corporate Office Properties LP	2.750%	4/15/31	27,226	19,936
	Crown Castle Inc.	4.300%	2/15/29	10,930	9,903
	Crown Castle Inc.	3.100%	11/15/29	20,966	17,386
	Crown Castle Inc.	2.250%	1/15/31	13,715	10,338
	CubeSmart LP	2.250%	12/15/28	20,000	16,523
	CubeSmart LP	4.375%	2/15/29	12,000	10,920
	CubeSmart LP	2.000%	2/15/31	19,558	14,449
	Digital Realty Trust LP	5.550%	1/15/28	10,000	9,692
	Digital Realty Trust LP	3.600%	7/1/29	37,195	32,265
	Equinix Inc.	1.550%	3/15/28	3,000	2,488
	Equinix Inc.	3.200%	11/18/29	13,614	11,503
	Equinix Inc.	2.150%	7/15/30	10,000	7,673
	Equinix Inc.	2.500%	5/15/31	10,000	7,633
	Equinix Inc.	3.900%	4/15/32	3,740	3,112
	ERP Operating LP	4.150%	12/1/28	12,426	11,488
	ERP Operating LP	3.000%	7/1/29	7,000	6,017
	ERP Operating LP	2.500%	2/15/30	11,000	8,935
	ERP Operating LP	1.850%	8/1/31	1,251	926
	Essential Properties LP	2.950%	7/15/31	20,000	14,291
	Essex Portfolio LP	4.000%	3/1/29	426	382
	Essex Portfolio LP	3.000%	1/15/30	10,000	8,162
	Essex Portfolio LP	1.650%	1/15/31	7,533	5,435
	Essex Portfolio LP	2.550%	6/15/31	1,900	1,448
	Extra Space Storage LP	3.900%	4/1/29	15,000	13,296
	Extra Space Storage LP	4.000%	6/15/29	6,494	5,770
	Extra Space Storage LP	5.500%	7/1/30	7,590	7,183
	Extra Space Storage LP	2.200%	10/15/30	7,000	5,313
	Extra Space Storage LP	2.550%	6/1/31	20,000	15,199
	Extra Space Storage LP	2.400%	10/15/31	13,000	9,695
	Extra Space Storage LP	2.350%	3/15/32	10,000	7,325
	Federal Realty OP LP	3.200%	6/15/29	10,000	8,484
	Federal Realty OP LP	3.500%	6/1/30	1,990	1,666
	Healthcare Realty Holdings LP	2.000%	3/15/31	28,349	20,676
	Healthcare Realty Holdings LP Co.	2.400%	3/15/30	1,000	755
	Healthcare Trust of America Holdings LP	3.100%	2/15/30	501	408
	Healthpeak OP LLC	2.125%	12/1/28	12,000	9,899

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Healthpeak OP LLC	3.500%	7/15/29	16,479	14,253
	Healthpeak OP LLC	3.000%	1/15/30	14,900	12,251
	Healthpeak OP LLC	2.875%	1/15/31	18,507	14,588
	Healthpeak OP LLC	5.250%	12/15/32	25,355	22,952
	Highwoods Realty LP	4.125%	3/15/28	500	431
	Highwoods Realty LP	4.200%	4/15/29	10,406	8,735
	Highwoods Realty LP	3.050%	2/15/30	15,362	11,487
	Highwoods Realty LP	2.600%	2/1/31	1,161	814
	Host Hotels & Resorts LP	3.375%	12/15/29	3,252	2,676
	Host Hotels & Resorts LP	3.500%	9/15/30	10,512	8,496
	Host Hotels & Resorts LP	2.900%	12/15/31	16,025	11,965
	Invitation Homes Operating Partnership LP	2.000%	8/15/31	4,000	2,884
	Invitation Homes Operating Partnership LP	4.150%	4/15/32	10,000	8,347
	Kilroy Realty LP	4.750%	12/15/28	6,705	5,893
	Kilroy Realty LP	4.250%	8/15/29	3,500	2,925
	Kilroy Realty LP	3.050%	2/15/30	16,188	12,455
	Kilroy Realty LP	2.500%	11/15/32	20,000	13,225
	Kimco Realty OP LLC	2.700%	10/1/30	11,343	8,928
	Kimco Realty OP LLC	2.250%	12/1/31	10,000	7,314
	Kimco Realty OP LLC	3.200%	4/1/32	2,657	2,077
	LXP Industrial Trust	2.375%	10/1/31	5,000	3,574
	Mid-America Apartments LP	3.950%	3/15/29	8,800	8,012
	Mid-America Apartments LP	2.750%	3/15/30	4,800	3,942
	Mid-America Apartments LP	1.700%	2/15/31	1,900	1,414
	MPT Operating Partnership LP / MPT Finance Corp.	3.500%	3/15/31	3,512	2,136
	NNN REIT Inc.	4.300%	10/15/28	1,722	1,571
	NNN REIT Inc.	2.500%	4/15/30	13,948	11,079
	NNN REIT Inc.	5.600%	10/15/33	15,000	13,813
	Omega Healthcare Investors Inc.	3.625%	10/1/29	10,000	8,129
	Omega Healthcare Investors Inc.	3.375%	2/1/31	7,198	5,535
	Omega Healthcare Investors Inc.	3.250%	4/15/33	16,900	12,029
[5]	Ontario Teachers' Cadillac Fairview Properties Trust	3.875%	3/20/27	7,000	6,406
[5]	Ontario Teachers' Cadillac Fairview Properties Trust	4.125%	2/1/29	11,900	10,543
	Phillips Edison Grocery Center Operating Partnership I LP	2.625%	11/15/31	20,000	14,383
	Physicians Realty LP	3.950%	1/15/28	5,775	5,185
	Physicians Realty LP	2.625%	11/1/31	20,000	14,717
	Piedmont Operating Partnership LP	3.150%	8/15/30	9,000	6,256
	Piedmont Operating Partnership LP	2.750%	4/1/32	10,000	6,396
[8]	Prologis Euro Finance LLC	1.000%	2/8/29	3,000	2,660
[8]	Prologis Euro Finance LLC	3.875%	1/31/30	942	956
[8]	Prologis International Funding II SA	1.625%	6/17/32	6,353	5,066
	Prologis LP	4.375%	2/1/29	10,000	9,285
	Prologis LP	2.875%	11/15/29	5,000	4,214
	Prologis LP	2.250%	4/15/30	14,022	11,203
	Prologis LP	1.250%	10/15/30	10,000	7,317
	Prologis LP	1.750%	2/1/31	7,266	5,435
	Prologis LP	2.250%	1/15/32	9,320	7,016
	Prologis LP	4.625%	1/15/33	13,324	11,939
	Prologis LP	5.250%	6/15/53	10,000	8,415
	Public Storage	2.300%	5/1/31	10,830	8,415
	Public Storage Operating Co.	3.385%	5/1/29	8,000	7,104
[8]	Public Storage Operating Co.	0.500%	9/9/30	4,235	3,411
	Public Storage Operating Co.	2.250%	11/9/31	18,742	14,316
	Public Storage Operating Co.	5.100%	8/1/33	12,500	11,585

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Realty Income Corp.	3.100%	12/15/29	21,990	18,545
	Realty Income Corp.	4.850%	3/15/30	29,715	27,447
[8]	Realty Income Corp.	4.875%	7/6/30	2,181	2,283
	Realty Income Corp.	3.250%	1/15/31	15,607	12,809
	Realty Income Corp.	5.625%	10/13/32	15,000	14,166
	Regency Centers LP	2.950%	9/15/29	9,841	8,208
	Regency Centers LP	3.700%	6/15/30	29,150	24,766
	Rexford Industrial Realty LP	2.125%	12/1/30	5,488	4,089
	Rexford Industrial Realty LP	2.150%	9/1/31	17,430	12,622
	Sabra Health Care LP	3.200%	12/1/31	40,407	29,760
	SBA Communications Corp.	3.125%	2/1/29	1,845	1,530
	Simon Property Group LP	2.650%	7/15/30	17,630	14,214
	Simon Property Group LP	2.200%	2/1/31	5,999	4,527
	Simon Property Group LP	2.250%	1/15/32	10,000	7,330
	Spirit Realty LP	2.100%	3/15/28	10,000	8,334
	Spirit Realty LP	4.000%	7/15/29	5,000	4,360
	Spirit Realty LP	3.400%	1/15/30	3,421	2,845
	Spirit Realty LP	2.700%	2/15/32	10,000	7,420
	STORE Capital Corp.	2.750%	11/18/30	7,294	5,125
	Sun Communities Operating LP	2.300%	11/1/28	19,600	16,076
	Sun Communities Operating LP	2.700%	7/15/31	10,000	7,473
	Sun Communities Operating LP	4.200%	4/15/32	5,079	4,192
	Tanger Properties LP	2.750%	9/1/31	12,000	8,481
	UDR Inc.	3.200%	1/15/30	4,882	4,104
	UDR Inc.	3.000%	8/15/31	7,660	6,064
	UDR Inc.	2.100%	6/15/33	4,773	3,286
	Ventas Realty LP	3.000%	1/15/30	2,877	2,349
	Ventas Realty LP	4.750%	11/15/30	3,000	2,682
	Ventas Realty LP	2.500%	9/1/31	4,000	3,005
[8]	Vonovia Finance BV	1.000%	1/28/41	2,300	1,200
	Welltower OP LLC	2.050%	1/15/29	13,374	10,892
	Welltower OP LLC	3.100%	1/15/30	19,120	15,870
	Welltower OP LLC	2.750%	1/15/32	7,000	5,341
	Welltower OP LLC	3.850%	6/15/32	11,104	9,219
[9]	Westfield America Management Ltd.	2.625%	3/30/29	2,537	2,438
	Weyerhaeuser Co.	4.000%	11/15/29	19,017	16,857
	WP Carey Inc.	2.450%	2/1/32	10,000	7,353
					1,474,616
Technology (5.5%)
	Analog Devices Inc.	2.100%	10/1/31	15,970	12,312
	Apple Inc.	1.650%	2/8/31	27,770	21,599
	Apple Inc.	4.100%	8/8/62	18,000	13,187
	Block Inc.	3.500%	6/1/31	285	221
	Broadcom Inc.	4.750%	4/15/29	35,843	33,322
	Broadcom Inc.	5.000%	4/15/30	37,571	35,085
	Broadcom Inc.	4.150%	11/15/30	20,850	18,142
[5]	Broadcom Inc.	2.450%	2/15/31	79,537	61,019
[5]	Broadcom Inc.	4.150%	4/15/32	39,650	33,526
	Broadcom Inc.	4.300%	11/15/32	45,806	38,970
[5]	Broadcom Inc.	2.600%	2/15/33	15,000	10,876
[5]	Broadcom Inc.	3.419%	4/15/33	34,225	26,603
[5]	Broadcom Inc.	3.469%	4/15/34	24,366	18,548
[5]	Cloud Software Group Inc.	6.500%	3/31/29	275	241
[5]	CommScope Inc.	7.125%	7/1/28	2,517	962
	Dell International LLC / EMC Corp.	5.300%	10/1/29	5,000	4,767
	Dell International LLC / EMC Corp.	6.200%	7/15/30	41,995	41,611
	Dell International LLC / EMC Corp.	5.750%	2/1/33	13,126	12,402
	DXC Technology Co.	2.375%	9/15/28	15,000	12,110

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Entegris Escrow Corp.	4.750%	4/15/29	24,932	22,400
[5]	Entegris Escrow Corp.	5.950%	6/15/30	5,945	5,438
	Equifax Inc.	3.100%	5/15/30	17,000	13,920
	Equifax Inc.	2.350%	9/15/31	10,000	7,439
	Fidelity National Information Services Inc.	1.650%	3/1/28	7,250	6,067
	Fidelity National Information Services Inc.	3.750%	5/21/29	3,000	2,692
	Fidelity National Information Services Inc.	2.250%	3/1/31	19,692	15,009
	Fiserv Inc.	4.200%	10/1/28	7,000	6,458
	Fiserv Inc.	3.500%	7/1/29	55,450	48,634
	Fiserv Inc.	2.650%	6/1/30	36,950	29,791
	Fiserv Inc.	5.625%	8/21/33	20,000	18,750
[5]	Gartner Inc.	3.750%	10/1/30	125	104
	Global Payments Inc.	3.200%	8/15/29	9,480	7,963
	Global Payments Inc.	2.900%	5/15/30	9,550	7,652
	Global Payments Inc.	2.900%	11/15/31	35,000	26,757
	Global Payments Inc.	5.400%	8/15/32	3,000	2,718
[5]	GTCR W-2 Merger Sub LLC	7.500%	1/15/31	443	437
	HP Inc.	4.000%	4/15/29	28,960	26,188
	HP Inc.	3.400%	6/17/30	9,725	8,116
	HP Inc.	2.650%	6/17/31	22,881	17,483
	HP Inc.	5.500%	1/15/33	25,000	22,931
[5]	Imola Merger Corp.	4.750%	5/15/29	2,707	2,364
	Intel Corp.	1.600%	8/12/28	20,900	17,487
	Intel Corp.	2.450%	11/15/29	58,413	49,041
	Intel Corp.	5.125%	2/10/30	48,840	47,263
	Intel Corp.	3.900%	3/25/30	6,363	5,718
	Intel Corp.	2.000%	8/12/31	9,300	7,121
	Intel Corp.	4.150%	8/5/32	10,200	9,032
	Intel Corp.	5.200%	2/10/33	27,290	25,759
	Intuit Inc.	5.200%	9/15/33	35,000	33,295
	Juniper Networks Inc.	3.750%	8/15/29	9,827	8,616
	Juniper Networks Inc.	2.000%	12/10/30	15,554	11,418
	KLA Corp.	4.650%	7/15/32	14,510	13,448
	KLA Corp.	5.250%	7/15/62	5,000	4,241
	Leidos Inc.	5.750%	3/15/33	17,821	16,556
	Mastercard Inc.	2.950%	6/1/29	4,000	3,512
	Mastercard Inc.	3.350%	3/26/30	3,779	3,323
[5]	McAfee Corp.	7.375%	2/15/30	1,549	1,239
	Micron Technology Inc.	6.750%	11/1/29	12,000	12,048
	Micron Technology Inc.	2.703%	4/15/32	5,000	3,712
	Micron Technology Inc.	5.875%	2/9/33	12,000	11,153
	Motorola Solutions Inc.	2.750%	5/24/31	25,000	19,379
	NVIDIA Corp.	2.850%	4/1/30	20,000	17,089
	NVIDIA Corp.	2.000%	6/15/31	8,500	6,625
	NXP BV / NXP Funding LLC	5.550%	12/1/28	809	782
	NXP BV / NXP Funding LLC / NXP USA Inc.	4.300%	6/18/29	15,000	13,524
	NXP BV / NXP Funding LLC / NXP USA Inc.	3.400%	5/1/30	13,000	10,880
	NXP BV / NXP Funding LLC / NXP USA Inc.	2.500%	5/11/31	30,000	22,899
	NXP BV / NXP Funding LLC / NXP USA Inc.	2.650%	2/15/32	10,000	7,543
	Oracle Corp.	6.150%	11/9/29	29,535	29,611
	Oracle Corp.	2.950%	4/1/30	26,231	21,737
	Oracle Corp.	4.650%	5/6/30	19,010	17,414
	Oracle Corp.	2.875%	3/25/31	57,257	45,916
	Oracle Corp.	6.250%	11/9/32	36,667	36,301
	PayPal Holdings Inc.	2.850%	10/1/29	6,007	5,109
	PayPal Holdings Inc.	2.300%	6/1/30	17,000	13,606
	PayPal Holdings Inc.	4.400%	6/1/32	5,000	4,478
	QUALCOMM Inc.	1.300%	5/20/28	7,571	6,318

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	QUALCOMM Inc.	2.150%	5/20/30	1,204	974
	QUALCOMM Inc.	1.650%	5/20/32	15,336	11,184
	QUALCOMM Inc.	6.000%	5/20/53	3,750	3,609
	RELX Capital Inc.	3.000%	5/22/30	8,800	7,369
	Roper Technologies Inc.	2.000%	6/30/30	18,380	14,229
	S&P Global Inc.	2.700%	3/1/29	49,410	42,789
	S&P Global Inc.	2.500%	12/1/29	9,438	7,896
	S&P Global Inc.	1.250%	8/15/30	6,750	5,019
	S&P Global Inc.	2.900%	3/1/32	27,147	21,777
	Salesforce Inc.	1.950%	7/15/31	24,040	18,548
[5]	Seagate HDD Cayman	8.250%	12/15/29	300	305
[5]	Seagate HDD Cayman	8.500%	7/15/31	500	509
	Skyworks Solutions Inc.	3.000%	6/1/31	31,290	23,979
[5]	SS&C Technologies Inc.	5.500%	9/30/27	1,884	1,767
	Teledyne FLIR LLC	2.500%	8/1/30	14,900	11,712
	Teledyne Technologies Inc.	2.750%	4/1/31	22,767	17,946
	Texas Instruments Inc.	2.250%	9/4/29	2,000	1,681
	Texas Instruments Inc.	1.750%	5/4/30	10,755	8,559
	Texas Instruments Inc.	1.900%	9/15/31	10,000	7,697
	Texas Instruments Inc.	3.650%	8/16/32	13,635	11,669
	Verisk Analytics Inc.	4.125%	3/15/29	22,755	20,843
	Verisk Analytics Inc.	5.750%	4/1/33	10,000	9,581
	Visa Inc.	1.100%	2/15/31	10,000	7,408
	VMware Inc.	1.800%	8/15/28	26,394	21,781
	VMware Inc.	4.700%	5/15/30	40,665	36,810
	Workday Inc.	3.700%	4/1/29	18,140	16,189
	Workday Inc.	3.800%	4/1/32	25,914	21,542
					1,611,379
Utilities (6.8%)
	AEP Texas Inc.	5.400%	6/1/33	20,330	18,869
	AEP Transmission Co. LLC	3.650%	4/1/50	3,280	2,168
	AEP Transmission Co. LLC	5.400%	3/15/53	14,820	12,960
[11]	AGI Finance Pty Ltd.	1.815%	11/23/28	3,390	1,733
[6,11]	AGI Finance Pty Ltd., 3M Australian Bank Bill Rate + 1.000%	5.139%	1/8/26	7,260	4,562
	Alabama Power Co.	3.050%	3/15/32	3,300	2,680
	Alabama Power Co.	3.940%	9/1/32	25,000	21,520
	Ameren Corp.	3.500%	1/15/31	20,245	16,961
	Ameren Illinois Co.	1.550%	11/15/30	9,785	7,318
	Ameren Illinois Co.	3.850%	9/1/32	30,000	25,542
	Ameren Illinois Co.	4.950%	6/1/33	41,838	38,527
	Ameren Illinois Co.	5.900%	12/1/52	1,750	1,660
	American Water Capital Corp.	2.800%	5/1/30	4,000	3,322
	American Water Capital Corp.	4.450%	6/1/32	5,000	4,504
	Appalachian Power Co.	4.500%	8/1/32	22,030	19,259
	Atmos Energy Corp.	5.900%	11/15/33	10,760	10,600
	Baltimore Gas and Electric Co.	4.550%	6/1/52	4,610	3,514
	Berkshire Hathaway Energy Co.	3.700%	7/15/30	24,742	21,543
	Berkshire Hathaway Energy Co.	1.650%	5/15/31	23,079	16,838
[5]	Calpine Corp.	5.125%	3/15/28	3,930	3,517
	CenterPoint Energy Houston Electric LLC	2.350%	4/1/31	9,920	7,810
	CenterPoint Energy Houston Electric LLC	3.000%	3/1/32	12,002	9,679
	CenterPoint Energy Houston Electric LLC	4.450%	10/1/32	37,034	33,113
	CenterPoint Energy Houston Electric LLC	4.950%	4/1/33	8,360	7,724
	CenterPoint Energy Houston Electric LLC	5.300%	4/1/53	6,355	5,605
	CenterPoint Energy Inc.	4.250%	11/1/28	7,193	6,561
	CenterPoint Energy Inc.	2.950%	3/1/30	11,305	9,293
	CenterPoint Energy Inc.	2.650%	6/1/31	19,800	15,442

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	CenterPoint Energy Resources Corp.	1.750%	10/1/30	9,000	6,782
	CenterPoint Energy Resources Corp.	4.400%	7/1/32	5,000	4,389
[5,14]	Chile Electricity Lux MPC Sarl	6.010%	1/20/33	17,734	17,227
[4]	Comision Federal de Electricidad	5.000%	9/29/36	6,354	5,306
	Commonwealth Edison Co.	3.150%	3/15/32	11,850	9,697
	Commonwealth Edison Co.	4.900%	2/1/33	15,705	14,565
	Connecticut Light and Power Co.	2.050%	7/1/31	3,000	2,286
	Consolidated Edison Co. of New York Inc.	3.350%	4/1/30	10,000	8,606
	Constellation Energy Generation LLC	6.125%	1/15/34	12,000	11,604
	Consumers Energy Co.	3.600%	8/15/32	4,430	3,726
	Consumers Energy Co.	4.625%	5/15/33	5,000	4,527
	Consumers Energy Co.	4.200%	9/1/52	4,690	3,440
[11]	DBNGP Finance Co. Pty Ltd.	4.225%	5/28/25	10,550	6,507
	Dominion Energy Inc.	3.375%	4/1/30	33,274	27,982
	Dominion Energy Inc.	2.250%	8/15/31	5,000	3,734
	Dominion Energy Inc.	4.350%	8/15/32	11,346	9,817
	Dominion Energy South Carolina Inc.	2.300%	12/1/31	10,291	7,859
	Dominion Energy South Carolina Inc.	6.625%	2/1/32	3,470	3,601
	DTE Electric Co.	2.250%	3/1/30	30,694	24,892
	DTE Electric Co.	2.625%	3/1/31	11,500	9,277
	DTE Electric Co.	3.000%	3/1/32	12,237	9,857
	DTE Electric Co.	5.200%	4/1/33	15,000	14,148
	DTE Electric Co.	2.950%	3/1/50	6,539	3,779
	DTE Energy Co.	3.400%	6/15/29	25,883	22,449
	DTE Energy Co.	2.950%	3/1/30	13,783	11,320
	Duke Energy Carolinas LLC	2.450%	8/15/29	11,375	9,496
	Duke Energy Carolinas LLC	2.450%	2/1/30	25,081	20,547
	Duke Energy Carolinas LLC	2.550%	4/15/31	7,190	5,747
	Duke Energy Carolinas LLC	2.850%	3/15/32	8,250	6,547
	Duke Energy Carolinas LLC	4.950%	1/15/33	24,757	22,860
	Duke Energy Carolinas LLC	3.200%	8/15/49	5,000	3,005
	Duke Energy Corp.	2.450%	6/1/30	17,000	13,535
	Duke Energy Corp.	2.550%	6/15/31	20,000	15,430
	Duke Energy Corp.	4.500%	8/15/32	40,000	34,960
	Duke Energy Florida LLC	2.500%	12/1/29	15,380	12,799
	Duke Energy Florida LLC	1.750%	6/15/30	34,710	26,707
	Duke Energy Florida LLC	2.400%	12/15/31	10,000	7,699
	Duke Energy Ohio Inc.	2.125%	6/1/30	11,650	9,106
	Duke Energy Ohio Inc.	5.250%	4/1/33	1,930	1,813
	Duke Energy Progress LLC	3.700%	9/1/28	6,446	5,914
	Duke Energy Progress LLC	3.450%	3/15/29	4,221	3,774
	Duke Energy Progress LLC	2.000%	8/15/31	12,500	9,408
	Duke Energy Progress LLC	3.400%	4/1/32	15,000	12,428
	Duke Energy Progress LLC	5.250%	3/15/33	5,446	5,132
	Edison International	4.125%	3/15/28	2,000	1,818
[5]	Electricite de France SA	5.700%	5/23/28	4,385	4,289
[5]	Electricite de France SA	4.500%	9/21/28	5,000	4,635
[5]	Electricite de France SA	6.250%	5/23/33	10,330	10,040
[8]	Elia Transmission Belgium SA	0.875%	4/28/30	5,600	4,839
[8]	Enel Finance International NV	4.500%	2/20/43	2,700	2,570
	Entergy Arkansas LLC	5.150%	1/15/33	4,230	3,935
	Entergy Arkansas LLC	5.300%	9/15/33	15,000	14,019
	Entergy Corp.	1.900%	6/15/28	11,000	9,193
	Entergy Corp.	2.800%	6/15/30	16,000	12,993
	Entergy Corp.	2.400%	6/15/31	11,000	8,359
	Entergy Louisiana LLC	1.600%	12/15/30	5,050	3,717
	Entergy Louisiana LLC	2.350%	6/15/32	6,442	4,822
	Entergy Texas Inc.	4.000%	3/30/29	3,129	2,852

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Entergy Texas Inc.	1.750%	3/15/31	5,000	3,696
	Eskom Holdings SOC Ltd.	7.125%	2/11/25	2,800	2,747
	Evergy Inc.	2.900%	9/15/29	23,000	19,316
	Eversource Energy	1.650%	8/15/30	16,165	12,110
	Eversource Energy	2.550%	3/15/31	8,610	6,676
	Eversource Energy	3.375%	3/1/32	25,000	20,111
	Exelon Corp.	4.050%	4/15/30	45,000	39,774
	Exelon Corp.	3.350%	3/15/32	28,000	22,665
	FirstEnergy Corp.	2.650%	3/1/30	20,526	16,562
	FirstEnergy Corp.	2.250%	9/1/30	7,896	6,092
	Florida Power & Light Co.	2.450%	2/3/32	22,500	17,544
	Georgia Power Co.	4.700%	5/15/32	22,258	20,171
	Georgia Power Co.	4.950%	5/17/33	48,469	44,280
	Idaho Power Co.	5.500%	3/15/53	5,000	4,364
[5]	ITC Holdings Corp.	2.950%	5/14/30	10,000	8,165
	Kentucky Utilities Co.	5.450%	4/15/33	7,370	7,020
	Louisville Gas and Electric Co.	5.450%	4/15/33	5,900	5,628
	National Grid plc	5.809%	6/12/33	23,970	22,607
[8]	National Grid plc	3.245%	3/30/34	11,400	10,488
	National Rural Utilities Cooperative Finance Corp.	3.700%	3/15/29	32,016	28,708
	National Rural Utilities Cooperative Finance Corp.	5.800%	1/15/33	9,250	8,957
	Nevada Power Co.	2.400%	5/1/30	11,640	9,348
	NextEra Energy Capital Holdings Inc.	1.900%	6/15/28	31,000	25,879
	NextEra Energy Capital Holdings Inc.	3.500%	4/1/29	8,191	7,226
	NextEra Energy Capital Holdings Inc.	2.750%	11/1/29	25,000	20,735
	NextEra Energy Capital Holdings Inc.	2.250%	6/1/30	30,000	23,374
	NextEra Energy Capital Holdings Inc.	2.440%	1/15/32	15,850	11,884
	NextEra Energy Capital Holdings Inc.	5.000%	7/15/32	5,630	5,118
[5]	NextEra Energy Operating Partners LP	4.250%	7/15/24	175	172
	Nisource Inc.	5.400%	6/30/33	5,500	5,120
	NiSource Inc.	2.950%	9/1/29	5,136	4,370
	NRG Energy Inc.	6.625%	1/15/27	471	458
	NSTAR Electric Co.	3.950%	4/1/30	6,616	5,921
	NSTAR Electric Co.	1.950%	8/15/31	850	637
[11]	NSW Electricity Networks Finance Pty Ltd.	2.543%	9/23/30	30,000	14,418
	Ohio Power Co.	1.625%	1/15/31	18,491	13,729
	Oklahoma Gas and Electric Co.	5.400%	1/15/33	8,220	7,769
	Oncor Electric Delivery Co. LLC	5.750%	3/15/29	19,475	19,609
	Oncor Electric Delivery Co. LLC	4.550%	9/15/32	17,000	15,190
	Pacific Gas and Electric Co.	3.000%	6/15/28	14,397	12,190
	Pacific Gas and Electric Co.	4.550%	7/1/30	15,000	12,982
	Pacific Gas and Electric Co.	2.500%	2/1/31	67,175	49,803
	Pacific Gas and Electric Co.	3.250%	6/1/31	20,357	15,787
	Pacific Gas and Electric Co.	5.900%	6/15/32	7,000	6,380
	Pacific Gas and Electric Co.	6.150%	1/15/33	5,220	4,814
	PacifiCorp	3.500%	6/15/29	16,425	14,368
	PacifiCorp	2.700%	9/15/30	13,815	11,041
	PECO Energy Co.	4.900%	6/15/33	15,000	13,902
	PECO Energy Co.	4.600%	5/15/52	1,500	1,167
	PECO Energy Co.	4.375%	8/15/52	5,000	3,759
	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara	5.450%	5/21/28	2,205	2,139
	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara	3.000%	6/30/30	4,500	3,656
[8]	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara	1.875%	11/5/31	13,940	11,257
	Piedmont Natural Gas Co. Inc.	3.500%	6/1/29	10,000	8,706

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Piedmont Natural Gas Co. Inc.	2.500%	3/15/31	5,000	3,857
	PPL Electric Utilities Corp.	5.000%	5/15/33	10,000	9,270
	Public Service Co. of Colorado	1.900%	1/15/31	300	227
	Public Service Co. of Oklahoma	5.250%	1/15/33	10,290	9,491
	Public Service Electric and Gas Co.	3.200%	5/15/29	17,458	15,374
	Public Service Electric and Gas Co.	2.450%	1/15/30	10,900	8,959
	Public Service Electric and Gas Co.	1.900%	8/15/31	10,044	7,594
	Public Service Electric and Gas Co.	4.900%	12/15/32	15,000	13,934
	Public Service Enterprise Group Inc.	1.600%	8/15/30	53,551	40,235
	Public Service Enterprise Group Inc.	2.450%	11/15/31	5,000	3,786
	Saudi Electricity Sukuk Programme Co.	5.684%	4/11/53	1,567	1,357
	Sempra	3.700%	4/1/29	20,000	17,743
	Southern California Edison Co.	4.200%	3/1/29	9,000	8,275
	Southern California Edison Co.	2.250%	6/1/30	10,000	7,882
	Southern California Edison Co.	2.500%	6/1/31	8,000	6,220
	Southern California Edison Co.	2.750%	2/1/32	7,000	5,450
	Southern California Gas Co.	2.550%	2/1/30	5,790	4,711
	Southern Co.	3.700%	4/30/30	2,415	2,094
	Southern Co.	5.700%	10/15/32	11,788	11,294
	Southern Co.	5.200%	6/15/33	15,000	13,787
	Southern Co. Gas Capital Corp.	1.750%	1/15/31	10,833	7,998
	Southern Co. Gas Capital Corp.	5.750%	9/15/33	20,000	19,088
	Southwestern Electric Power Co.	4.100%	9/15/28	2,000	1,834
	Southwestern Electric Power Co.	5.300%	4/1/33	15,000	13,805
	Union Electric Co.	3.500%	3/15/29	8,552	7,645
	Union Electric Co.	2.950%	3/15/30	18,000	15,141
	Virginia Electric & Power Co.	5.300%	8/15/33	25,000	23,162
	Virginia Electric and Power Co.	2.300%	11/15/31	10,000	7,637
	Virginia Electric and Power Co.	2.400%	3/30/32	8,000	6,079
	Virginia Electric and Power Co.	5.000%	4/1/33	14,810	13,507
	Virginia Electric and Power Co.	4.600%	12/1/48	5,176	3,960
[5]	Vistra Operations Co. LLC	5.500%	9/1/26	2,379	2,268
[5]	Vistra Operations Co. LLC	5.625%	2/15/27	1,769	1,665
[5]	Vistra Operations Co. LLC	5.000%	7/31/27	995	913
[5]	Vistra Operations Co. LLC	7.750%	10/15/31	410	396
	WEC Energy Group Inc.	2.200%	12/15/28	10,000	8,311
	WEC Energy Group Inc.	1.800%	10/15/30	17,178	12,847
	Wisconsin Electric Power Co.	4.750%	9/30/32	21,000	19,328
	Xcel Energy Inc.	2.600%	12/1/29	5,000	4,132
	Xcel Energy Inc.	3.400%	6/1/30	10,000	8,472
	Xcel Energy Inc.	2.350%	11/15/31	21,000	15,675
	Xcel Energy Inc.	4.600%	6/1/32	12,000	10,610
	Xcel Energy Inc.	5.450%	8/15/33	10,000	9,316
					1,991,107
Total Corporate Bonds (Cost $29,821,837)					25,935,909
Floating Rate Loan Interests (0.1%)
[6]	American Airlines Inc. Term Loan, TSFR3M + 4.750%	10.427%	4/20/28	3,300	3,341
[6]	Cloud Software Group Inc. Term Loan B, TSFR3M + 4.500%	9.990%	3/30/29	354	336
[6]	DirecTV Financing LLC Term Loan, TSFR1M + 5.000%	10.325%	8/2/27	884	858
[6]	First Student Bidco Inc. Term Loan B, TSFR3M + 4.000%	9.490%	7/21/28	2,826	2,763
[6]	First Student Bidco Inc. Term Loan C, TSFR3M + 4.000%	9.490%	7/21/28	198	193
[6]	McAfee LLC Term Loan B, TSFR1M + 3.750%	9.165%	3/1/29	1,061	1,010

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[6]	Medline Borrower LP Term Loan B, TSFR1M + 3.250%	8.689%	10/23/28	1,671	1,658
[6]	SBA Senior Finance II LLC Term Loan B, TSFR1M + 1.750%	7.180%	4/11/25	115	115
[6]	Setanta Aircraft Leasing DAC Term Loan B, TSFR3M + 2.000%	7.652%	11/5/28	11,145	11,131
[6]	SkyMiles IP Ltd. Term Loan B, TSFR3M + 3.750%	9.166%	10/20/27	594	607
[6]	SS&C Technologies Inc. Term Loan B-6, TSFR1M + 2.250%	7.566%	3/22/29	593	592
[6]	SS&C Technologies Inc. Term Loan B-7, TSFR1M + 2.250%	7.566%	3/22/29	939	938
Total Floating Rate Loan Interests (Cost $23,449)					23,542
Sovereign Bonds (2.5%)
[5]	Bank Gospodarstwa Krajowego	6.250%	10/31/28	8,570	8,664
	Banque Ouest Africaine de Developpement	5.000%	7/27/27	626	558
	Corp. Financiera de Desarrollo SA	4.750%	7/15/25	3,226	3,131
	Corp. Financiera de Desarrollo SA	2.400%	9/28/27	8,234	7,027
	Dominican Republic	5.500%	2/22/29	33,398	30,433
	Dominican Republic	4.500%	1/30/30	5,563	4,719
	Export-Import Bank of India	3.250%	1/15/30	15,050	12,698
	Government of Bermuda	4.750%	2/15/29	18,860	17,752
	Government of Bermuda	5.000%	7/15/32	17,180	15,653
	Kingdom of Saudi Arabia	5.500%	10/25/32	39,384	38,633
	Kingdom of Saudi Arabia	5.000%	1/18/53	7,350	5,782
[15]	Mexican Bonos	7.500%	5/26/33	461,570	21,378
[15]	Mexican Bonos	7.750%	11/23/34	851,400	39,741
	Petroleos Mexicanos	4.500%	1/23/26	1,870	1,677
	Republic of Chile	2.750%	1/31/27	7,030	6,424
	Republic of Guatemala	4.875%	2/13/28	4,490	4,115
[5]	Republic of Guatemala	7.050%	10/4/32	12,000	11,724
	Republic of Guatemala	6.600%	6/13/36	8,400	7,789
[8]	Republic of Hungary	1.125%	4/28/26	11,200	10,839
[8]	Republic of Hungary	5.000%	2/22/27	9,000	9,575
	Republic of Hungary	6.125%	5/22/28	17,555	17,404
[8]	Republic of Korea	0.000%	10/15/26	9,000	8,537
	Republic of Panama	8.125%	4/28/34	9,236	10,055
	Republic of Panama	6.875%	1/31/36	21,600	20,271
[4]	Republic of Panama	4.500%	4/16/50	350	218
[4]	Republic of Panama	3.870%	7/23/60	13,375	7,043
	Republic of Peru	2.844%	6/20/30	30,996	25,604
	Republic of Peru	2.783%	1/23/31	59,746	47,843
[8]	Republic of Serbia	3.125%	5/15/27	22,997	22,011
	Republic of South Africa	4.850%	9/30/29	32,855	27,954
	Republic of South Africa	5.750%	9/30/49	6,600	4,261
[8]	Romania	6.625%	9/27/29	9,450	10,243
[8]	Romania	1.750%	7/13/30	28,160	22,623
[8]	Romania	2.750%	4/14/41	8,916	5,503
	Sharjah Sukuk Program Ltd.	3.854%	4/3/26	4,057	3,844
	Socialist Republic of Vietnam	4.800%	11/19/24	10,000	9,817
[8]	State of Israel	1.500%	1/16/29	80,000	71,154
[9]	United Kingdom Gilt	2.750%	9/7/24	8,959	10,685
	United Mexican States	5.400%	2/9/28	18,435	18,085
	United Mexican States	4.500%	4/22/29	16,169	14,955
	United Mexican States	2.659%	5/24/31	43,962	34,142
	United Mexican States	4.875%	5/19/33	9,450	8,285
	United Mexican States	6.350%	2/9/35	54,910	52,415

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Uzbekneftegaz JSC	4.750%	11/16/28	18,889	14,897
Total Sovereign Bonds (Cost $785,291)					726,161
Taxable Municipal Bonds (0.3%)
	Massachusetts School Building Authority Sales Tax Revenue	1.753%	8/15/30	25,540	20,661
[16]	New Jersey Economic Development Authority Appropriations Revenue	7.425%	2/15/29	10,675	11,159
	New York State Dormitory Authority Income Tax Revenue	5.289%	3/15/33	663	641
	New York State Urban Development Corp. Income Tax Revenue	3.900%	3/15/33	400	354
	New York Transportation Development Corp. Miscellaneous Revenue	4.248%	9/1/35	3,425	3,205
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.594%	7/1/43	5,880	5,376
	Sonoma County CA Miscellaneous Revenue	6.000%	12/1/29	4,010	4,044
	State Board of Administration Finance Corp. Miscellaneous Revenue	2.154%	7/1/30	19,000	15,102
	Texas Natural Gas Securitization Finance Corp. Natural Gas Revenue	5.102%	4/1/35	5,000	4,839
	University of California College & University Revenue	1.614%	5/15/30	5,025	3,933
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	4.132%	5/15/32	8,000	7,153
Total Taxable Municipal Bonds (Cost $82,556)					76,467

		Coupon	Shares	Market Value ($000)
Temporary Cash Investments (0.2%)
Money Market Fund (0.2%)
[17]	Vanguard Market Liquidity Fund (Cost $66,202)	5.420%	662,093	66,203
Total Investments (99.4%) (Cost $33,455,105)				29,253,625
Other Assets and Liabilities—Net (0.6%)				175,104
Net Assets (100%)				29,428,729
Cost is in $000.
1	Securities with a value of $35,169,000 have been segregated as initial margin for open futures contracts.
2	Securities with a value of $2,638,000 have been segregated as collateral for open forward currency contracts and over-the-counter swap contracts.
3	Securities with a value of $644,000 have been segregated as initial margin for open centrally cleared swap contracts.
4	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
5	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2023, the aggregate value was $1,077,984,000, representing 3.7% of net assets.
6	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
7	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of October 31, 2023.
8	Face amount denominated in euro.
9	Face amount denominated in British pounds.
10	Guaranteed by the Republic of Azerbaijan.
11	Face amount denominated in Australian dollars.
12	Non-income-producing security—security in default.
13	Security value determined using significant unobservable inputs.
14	Guaranteed by the Republic of Chile.
15	Face amount denominated in Mexican pesos.
16	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
17	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3M—3-month.
DAC—Designated Activity Company.
REIT—Real Estate Investment Trust.
TSFR1M—CME Term Secured Overnight Financing Rate 1-Month.
TSFR3M—CME Term Secured Overnight Financing Rate 3-Month.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
10-Year U.S. Treasury Note	December 2023	5,510	585,007	(11,559)
Euro-Schatz	December 2023	25	2,782	(9)
Ultra 10-Year U.S. Treasury Note	December 2023	10,143	1,103,844	(16,879)
				(28,447)

Futures Contracts (continued)
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Short Futures Contracts
2-Year U.S. Treasury Note	December 2023	(517)	(104,652)	90
5-Year U.S. Treasury Note	December 2023	(5,076)	(530,323)	(278)
10-Year Japanese Government Bond	December 2023	(195)	(184,933)	3,048
AUD 3-Year Treasury Bond	December 2023	(1,178)	(77,989)	1,331
AUD 10-Year Treasury Bond	December 2023	(752)	(51,636)	3,162
Euro-Bobl	December 2023	(1,493)	(183,708)	609
Euro-Bund	December 2023	(1,171)	(159,823)	4,011
Euro-Buxl	December 2023	(157)	(20,004)	2,066
Long Gilt	December 2023	(151)	(17,098)	287
Long U.S. Treasury Bond	December 2023	(614)	(67,195)	6,212
Ultra Long U.S. Treasury Bond	December 2023	(1,160)	(130,573)	18,643
				39,181
				10,734

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
State Street Bank & Trust Co.	12/20/23	AUD	17,035	USD	10,784	42	—
State Street Bank & Trust Co.	12/20/23	AUD	3,006	USD	1,943	—	(33)
Deutsche Bank AG	12/20/23	AUD	2,629	USD	1,692	—	(21)
Morgan Stanley Capital Services Inc.	12/20/23	AUD	2,331	USD	1,484	—	(3)
HSBC Bank plc	12/20/23	EUR	5,773	USD	6,126	—	(1)
Standard Chartered Bank	12/20/23	EUR	1,906	USD	2,018	4	—
State Street Bank & Trust Co.	12/20/23	GBP	5,749	USD	6,977	14	—
Toronto-Dominion Bank	12/20/23	GBP	5,388	USD	6,583	—	(31)
Morgan Stanley Capital Services Inc.	12/20/23	GBP	4,367	USD	5,375	—	(65)
Toronto-Dominion Bank	12/20/23	JPY	136,583	USD	934	—	(25)
State Street Bank & Trust Co.	12/20/23	JPY	129,084	USD	876	—	(17)
Bank of America, N.A.	12/20/23	JPY	127,784	USD	860	—	(10)
Bank of Montreal	12/20/23	JPY	10,946	USD	75	—	(2)
State Street Bank & Trust Co.	12/20/23	USD	202,981	AUD	314,548	3,102	—
BNP Paribas	12/20/23	USD	8,920	AUD	14,057	—	(13)
Bank of America, N.A.	12/20/23	USD	402,125	EUR	377,589	1,628	—
Standard Chartered Bank	12/20/23	USD	6,757	EUR	6,371	—	(1)
HSBC Bank plc	12/20/23	USD	69,845	GBP	56,300	1,386	—
Standard Chartered Bank	12/20/23	USD	6,039	GBP	4,975	—	(9)
Bank of Montreal	12/20/23	USD	3,678	JPY	545,998	44	—
State Street Bank & Trust Co.	12/20/23	USD	771	JPY	114,165	11	—
State Street Bank & Trust Co.	12/20/23	USD	23,430	MXN	406,938	1,048	—

Forward Currency Contracts (continued)
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
Bank of America, N.A.	12/20/23	USD	21,669	MXN	377,727	893	—
State Street Bank & Trust Co.	12/20/23	USD	20,313	MXN	370,236	—	(51)
						8,172	(282)
AUD—Australian dollar.
EUR—euro.
GBP—British pound.
JPY—Japanese yen.
MXN—Mexican peso.
USD—U.S. dollar.

Centrally Cleared Credit Default Swaps
Reference Entity	Termination Date	Notional Amount (000)		Periodic Premium Received (Paid)[1] (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
Credit Protection Sold
iTraxx Europe-S40-V1	12/21/28	EUR	20,100	1.000	165	30
1 Periodic premium received/paid quarterly.
EUR—euro.

Over-the-Counter Credit Default Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Remaining Up-Front Premium Paid (Received) ($000)	Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Credit Protection Sold/Moody's Rating
Ally Financial Inc./Baa3	12/23/25	GSI	1,630	1.000	(39)	5	—	(44)
American Express Co./A2	12/23/25	GSI	1,630	1.000	25	23	2	—
American International Group Inc./Baa2	12/23/25	GSI	1,630	1.000	16	10	6	—
Berkshire Hathaway Inc./Aa2	12/21/24	BARC	19,400	1.000	221	131	90	—
Berkshire Hathaway Inc./Aa2	12/21/24	JPMC	9,400	1.000	107	61	46	—
Boeing Co./Baa2	12/23/25	GSI	1,630	1.000	14	(4)	18	—
Chubb INA Holdings Inc./A3	12/23/25	GSI	1,630	1.000	30	26	4	—
Comcast Corp./A3	12/23/25	GSI	1,630	1.000	26	21	5	—
CVS Health Corp./Baa2	12/23/25	GSI	1,630	1.000	26	17	9	—
Dominion Energy Inc./Baa2	12/23/25	GSI	1,630	1.000	22	20	2	—
Dow Chemical Co./Baa1	12/23/25	GSI	1,630	1.000	22	13	9	—

Over-the-Counter Credit Default Swaps (continued)
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Remaining Up-Front Premium Paid (Received) ($000)	Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Enbridge Inc./Baa1	12/23/25	GSI	1,630	1.000	14	12	2	—
General Electric Co./Baa1	12/23/25	GSI	1,630	1.000	24	4	20	—
General Motors Co./Baa3	12/23/25	GSI	1,630	1.000	1	(1)	2	—
International Business Machines Corp./A3	12/23/25	GSI	1,630	1.000	27	21	6	—
Kroger Co./Baa1	12/23/25	GSI	1,630	1.000	25	16	9	—
Lincoln National Corp./Baa2	12/23/25	GSI	1,630	1.000	(36)	9	—	(45)
Lowe's Cos. Inc./Baa1	12/23/25	GSI	1,630	1.000	26	21	5	—
Marathon Petroleum Corp./Baa2	12/23/25	GSI	1,630	1.000	23	6	17	—
Marsh & McLennan Cos. Inc./A3	12/23/25	GSI	1,630	1.000	30	25	5	—
Metlife Inc./A3	6/21/24	BARC	24,300	1.000	108	3	105	—
Metlife Inc./A3	12/23/25	GSI	1,630	1.000	11	16	—	(5)
Mondelez International Inc./Baa1	12/23/25	GSI	1,630	1.000	26	19	7	—
Prudential Financial Inc./A3	12/23/25	GSI	1,630	1.000	11	16	—	(5)
Republic of South Africa/Ba2	12/21/28	BANA	6,670	1.000	(498)	(475)	—	(23)
Simon Property Group LP/A3	12/23/25	GSI	1,630	1.000	18	10	8	—
UnitedHealth Group Inc./A3	12/23/25	GSI	1,630	1.000	29	23	6	—
Verizon Communications Inc./Baa1	12/23/25	GSI	1,630	1.000	10	16	—	(6)
					319	64	383	(128)

Credit Protection Purchased
Bouygues SA	6/21/28	JPMC	23,300[2]	(1.000)	(604)	(451)	—	(153)
Standard Chartered plc	12/21/28	MSCS	3,200[2]	(1.000)	(3)	(22)	19	—
Unibail-Rodamco-Westfield SE	6/21/28	JPMC	3,300[2]	(1.000)	165	164	1	—
					(442)	(309)	20	(153)
					(123)	(245)	403	(281)
1	Periodic premium received/paid quarterly.
2	Notional amount denominated in euro.
BANA—Bank of America, N.A.

BARC—Barclays Bank plc.
GSI—Goldman Sachs International.
JPMC—JPMorgan Chase Bank, N.A.
MSCS—Morgan Stanley Capital Services LLC.
The notional amount represents the maximum potential amount the fund could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.
At October 31, 2023, the counterparties had deposited in segregated accounts securities with a value of $11,065,000 in connection with open forward currency contracts and open over-the-counter swap contracts.
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its MSFTA, and sell or retain any collateral held up to the net amount owed to the fund under the MSFTA.
D. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund also enters into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased.
E. Floating Rate Loan Interests: Floating rate loan interests represent interests in amounts owed by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the fund to supply additional cash to the borrower on demand. Floating rate loan interests may be made directly with a borrower or acquired through assignment or participation. The fund’s right to enforce a borrower’s compliance with the terms of the loan agreement, or benefit directly from the collateral supporting the loan, varies when the loan is a direct borrowing, an assignment, or a participation. Floating rate loan interests involve various risks including risk of loss in case of default, insolvency, or the bankruptcy of the borrower and are generally subject to restrictions on transfer with limited opportunities to sell them in secondary markets. The fund may also invest in loan commitments, which are contractual obligations for a future funding. The fund may earn a commitment fee on any unfunded portion of these commitments which is amortized to interest income over the commitment period. Both the funded portion of a floating rate loan interest as well as its unfunded commitment, if any, is reflected on the Schedule of Investments.
F. Swaptions: The fund invests in options on swaps, which are transacted over-the-counter (OTC) and not on an exchange. The fund enters into swaptions to adjust the fund’s sensitivity to interest rates or to adjust its exposure to the underlying investments. The fund may purchase a swaption from a counterparty whereby the fund has the right to enter into a swap in which the fund will pay either a fixed percentage rate or a floating rate, which is reset periodically based on short-term interest rates, and receive a different floating rate, each applied to a notional amount. The fund may also sell a swaption to a counterparty whereby the fund grants the counterparty the right to enter into a swap in which the fund will pay a floating rate and receive a fixed rate, each applied to a notional amount. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options generally are established through negotiation with the other party to the option contract. Although this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options. Credit risk involves the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund mitigates its counterparty risk by entering into swaptions with a diverse group of prequalified counterparties and monitoring their financial strength.
The primary risk associated with purchasing swaptions is that interest rates or the value of the underlying investments move in such a way that the exercise price of the swaption exceeds the value of the underlying investment, the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling swaptions is that interest rates or the value of the underlying investments move in such a way that the exercise price of the swaption exceeds the value of the underlying investment, the counterparty exercises the swaption, and the resulting interest rate swap results in a negative cash flow to the fund in an amount greater than the premium received. A risk associated with all types of swaptions is the possibility that a counterparty may default on its obligations under the swaption contract.
Swaptions are valued based on market quotations received from independent pricing services or recognized dealers. The premium paid for a purchased swaption is recorded as an asset and is subsequently adjusted daily based on the current market value of the swaption. The premium received for a written swaption is recorded as an asset with an equal liability and is subsequently adjusted daily based on the current market value of the swaption. Fluctuations in the value of swaptions are recorded as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains(losses) are recognized.
The fund had no open swaption contracts at October 31, 2023.
G. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
H. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).
I. Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.
The fund enters into centrally cleared credit default swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund’s performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.
The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.
J.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of October 31, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	2,293,626	—	2,293,626
Asset-Backed/Commercial Mortgage-Backed Securities	—	131,717	—	131,717
Corporate Bonds	—	25,935,906	3	25,935,909
Floating Rate Loan Interests	—	23,542	—	23,542
Sovereign Bonds	—	726,161	—	726,161
Taxable Municipal Bonds	—	76,467	—	76,467
Temporary Cash Investments	66,203	—	—	66,203
Total	66,203	29,187,419	3	29,253,625
Derivative Financial Instruments
Assets
Futures Contracts[1]	39,459	—	—	39,459
Forward Currency Contracts	—	8,172	—	8,172
Swap Contracts	30[1]	403	—	433
Total	39,489	8,575	—	48,064
Liabilities
Futures Contracts[1]	28,725	—	—	28,725
Forward Currency Contracts	—	282	—	282
Swap Contracts	—	281	—	281
Total	28,725	563	—	29,288
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.